UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS
Adaptive Plus Fund
Class I/AXSPX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (AXSPX)	$197	1.99%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
Class I shares of the Fund (AXSPX) returned -2.33% for the fiscal year.
As an indexed-based strategy, the Fund is designed to simulate the performance of the Profit Score Regime Adaptive Long/Short Equity Index (“PSRAE”).  The Index reflects the returns of a highly liquid, systematic trading program that invests long the S&P 500 or Nasdaq 100 futures, short the S&P 500 futures or takes a defensive position in cash.  The trading program is based on signals generated by ProfitScore’s proprietary research.  These signals change depending on the current volatility regime.
The Fund invests in options and swaps designed to produce returns similar to the PSRAE index. The Fund does not invest more than 25% of its net assets with any one option counterparty or swap contract counterparty. To generate additional income, Fund’s assets not invested in options or swaps or used as collateral for such investments may be allocated to money market funds and/or U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, and/or other investment grade fixed income securities or fixed income ETFs.Fund performance was in line with the ProfitScore Regime Adaptive Long/Short Equity Index gross performance of 0.55% for the year. The Fund’s prospectus benchmark S&P 500 Total Return Index returned 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
Fund performance is driven by: 1) the ProfitScore trading program, 2) the Fund’s efforts to track PSRAE index performance with its swap partner, and 3) the Fund’s investment of idle cash in short term treasuries and money market funds.
The ProfitScore trading program is proprietary.  The signals it generated performed well against the S&P 500 in some months (December 2024, February 2025 and April 2025) but underperformed the S&P 500 in other months (November 2024, January 2025, March 2025, May 2025 and September 2025).  Notably, the Fund was out of the market much of November’s strong stock market performance as well as the mid-January rally into the inauguration, and failed to get any hedge signals to short the March tariff tantrum.
Operationally, the Fund monitored the swap exposure on a daily basis throughout the year and modified exposure as necessary to ensure proper replication of the PSRAE index.
Finally, the Fund benefited from high treasury and money market yields throughout the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Adaptive Plus Fund (Class I/AXSPX)	-2.33%	5.59%
S&P 500 Index	17.60%	21.17%
[1]	Class I shares commenced operations on September 15, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$35,649,679
Total number of portfolio holdings	5
Total advisory fees paid (net)	$595,183
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 12/4/2025	27.8%
United States Treasury Bill, 2/5/2026	27.7%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 6/15/2025	23.0%
United States Treasury Bill, 10/9/2025	14.0%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Adaptive Plus Fund

AXS
Tactical Income Fund
Class I/TINIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$168	1.65%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class I shares. For the fiscal year ended September 30, 2025, performance for the I share was 3.40%.  Fund performance beat the Bloomberg Aggregate Bond Index performance of 2.88%.  Additionally, the Fund achieved its superior return at reduced volatility (3.3% standard deviation) and monthly max drawdown (-1.2%) compared to the Bloomberg Aggregate Bond Index (4.7% standard deviation, -3.1% monthly max drawdown).
WHAT AFFECTED FUND PERFORMANCE?
The Fund is a tactical income fund that takes a systematic trading approach in the portfolio. Our goal is to actively participate in up-trending, income-oriented sectors while avoiding down-trending sectors. We exercise discretion in adjusting the allocation of investments to the various fixed income ETFs, with a focus on optimizing yield and performance with a reduction in overall volatility and drawdown.
The Fund ended the fiscal year diversified across ten bond sectors with a half of the holdings allocated to the high yield corporate bonds, investment grade corporate bonds and bank loans combined.
TOP PERFORMANCE CONTRIBUTORS
The largest contributors to performance for the fiscal year include SPDR Bloomberg Convertible Securities ETF, Alerian MLP ETF and the Vanguard Short-Term Inflation Protected Securities ETF.
TOP PERFORMANCE DETRACTORS
The largest detractors to performance included the VanEck BDC Income ETF, Vanguard Long-Term Corporate Bond ETF and the Janus Henderson B-BBB CLO ETF.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Tactical Income Fund (Class I/TINIX)	3.40%	1.12%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.90%
[1]	Class I shares commenced operations on December 31, 2018
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,822,213
Total number of portfolio holdings	20
Total advisory fees paid (net)	$310,908
Portfolio turnover rate as of the end of the reporting period	216%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Short Treasury Bond ETF	9.9%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	5.0%
iShares Fallen Angels USD Bond ETF	5.0%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Short-Term Treasury ETF	5.0%
SPDR Bloomberg Convertible Securities ETF	5.0%
SPDR Blackstone Senior Loan ETF	5.0%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Asset Allocation
Material Fund Changes
Effective January 10, 2025, the Fund's Class A shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/tinix/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Tactical Income Fund - Class I

AXS
Income Opportunities Fund
Class D/OIODX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$290	2.98%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class D and I shares. For the fiscal year ended September 30, 2025, performance for the D share was -5.10%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 2.88%. For comparison, the broad-based S&P 500 Index returned 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
During the period, longtime portfolio manager Ian Goltra retired at the end of January.  The Fund shifted to a tactical ETF strategy focused on the prospectus mandate.  Specifically, the fund invested in ETFs spanning real estate and preferred securities.  Approximately half the fund was invested in fixed income, and about half was invested in real estate.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included the Principal Spectrum Preferred Securities ETF, the Virtus InfraCap US Preferred Stock ETF and the Global X Variable Rate Preferred ETF.
TOP PERFORMANCE DETRACTORS
The top detractors to Fund performance included the iShares FTSE NAREIT Residential and Multisector Real Estate ETF, the iShares Core US REIT ETF and the SPDR Bloomberg Convertible Securities ETF.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class D/OIODX)	-5.10%	6.34%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,137,644
Total number of portfolio holdings	8
Total advisory fees paid (net)	$305,754
Portfolio turnover rate as of the end of the reporting period	150%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Core U.S. REIT ETF	20.9%
iShares Residential and Multisector Real Estate ETF	20.5%
VanEck Mortgage REIT Income ETF	14.9%
Global X Variable Rate Preferred ETF	13.8%
Principal Spectrum Preferred Securities Active ETF	12.2%
Janus Henderson AAA CLO ETF	12.0%
Virtus InfraCap U.S. Preferred Stock ETF	6.8%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Income Opportunities Fund - Class D

AXS
Income Opportunities Fund
Class I/OIOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$194	1.98%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class D and I shares. For the fiscal year ended September 30, 2025, performance for the I share was -4.12%. Fund performance was in line with the prospectus benchmark Bloomberg Aggregate Bond Index gross performance of 2.88%. For comparison, the broad-based S&P 500 Index returned 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
During the period, longtime portfolio manager Ian Goltra retired at the end of January. The Fund shifted to a tactical ETF strategy focused on the prospectus mandate. Specifically, the fund invested in ETFs spanning real estate and preferred securities. Approximately half the fund was invested in fixed income, and about half was invested in real estate.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included the Principal Spectrum Preferred Securities ETF, the Virtus InfraCap US Preferred Stock ETF and the Global X Variable Rate Preferred ETF.
TOP PERFORMANCE DETRACTORS
The top detractors to Fund performance included the iShares FTSE NAREIT Residential and Multisector Real Estate ETF, the iShares Core US REIT ETF and the SPDR Bloomberg Convertible Securities ETF.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Income Opportunities Fund (Class I/OIOIX)	-4.12%	7.42%	3.16%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,137,644
Total number of portfolio holdings	8
Total advisory fees paid (net)	$305,754
Portfolio turnover rate as of the end of the reporting period	150%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Core U.S. REIT ETF	20.9%
iShares Residential and Multisector Real Estate ETF	20.5%
VanEck Mortgage REIT Income ETF	14.9%
Global X Variable Rate Preferred ETF	13.8%
Principal Spectrum Preferred Securities Active ETF	12.2%
Janus Henderson AAA CLO ETF	12.0%
Virtus InfraCap U.S. Preferred Stock ETF	6.8%
Asset Allocation
Material Fund Changes
Effective January 10, 2025, the Fund's Class A shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/oioix/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Income Opportunities Fund - Class I

AXS
FTSE Venture Capital
Return Tracker Fund
Class A/LDVAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$206	1.76%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2025, performance for the A share was 33.67% (26.00% with load).
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space. Fund performance was in line with the FTSE Venture Capital Index1 gross performance of 36.24%. The Fund beat its prospectus benchmark, the NASDAQ Composite Total Return Index, which returned 25.42%.
1 The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights. The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included Palantir (up 390% for the year), Netflix (up 69% for the year) and Oracle (up 66% for the year).
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance included Adobe (down 31% for the year), Accenture (down 29% for the year) and United Healthcare (down 39% for the year).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)[1]	26.00%	6.58%	18.53%
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)- excluding sales load	33.67%	7.85%	19.24%
NASDAQ Composite Index	25.42%	16.07%	18.32%
[1]	Maximum sales charge (load) of 5.75% of offering price. No sales charge applies on investments of $1 million or more.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,171,909
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,072,651
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%
Asset Allocation
Sector  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS FTSE Venture Capital Return Tracker Fund - Class A

AXS
FTSE Venture Capital
Return Tracker Fund
Class C/LDVCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$292	2.51%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2025, performance for the C share was 31.63%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space. Fund performance was in line with the FTSE Venture Capital Index1 gross performance of 36.24%. The Fund beat its prospectus benchmark, the NASDAQ Composite Total Return Index, which returned 25.42%.
1 The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights. The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included Palantir (up 390% for the year), Netflix (up 69% for the year) and Oracle (up 66% for the year).
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance included Adobe (down 31% for the year), Accenture (down 29% for the year) and United Healthcare (down 39% for the year).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)[1]	31.63%	7.04%	18.36%
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)- excluding sales load	32.63%	7.04%	18.36%
NASDAQ Composite Index	25.42%	16.07%	18.32%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,171,909
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,072,651
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%
Asset Allocation
Sector  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS FTSE Venture Capital Return Tracker Fund - Class C

AXS
FTSE Venture Capital
Return Tracker Fund
Class I/LDVIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$177	1.51%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class A, I, and C shares. For the fiscal year ended September 30, 2025, performance for the I share was 33.97%.
As an indexed-based strategy, the Fund is designed to track the performance of the FTSE Venture Capital Index which seeks to replicate the aggregate risk and performance profile of the Venture Capital space. Fund performance was in line with the FTSE Venture Capital Index1 gross performance of 36.24%. The Fund beat its prospectus benchmark, the NASDAQ Composite Total Return Index, which returned 25.42%.
1 The FTSE Venture Capital Index utilizes a prosperity model designed by DSC Quantitative Group, LLC (“DSC”). The index: 1) identifies a set of publicly listed assets weighted in an attempt replicate the returns of the Venture Capital universe, 2) utilizes economic factors and market indicators to calculate optimal asset weights and 3) modifies the portfolio over time to reflect changes in the venture capital universe.
WHAT AFFECTED FUND PERFORMANCE?
The Fund replicates the exposures of its underlying index using U.S. listed equities and total return swaps to create economic leverage and to implement a relative-value overlay. U.S. listed equities provide exposures to the economic sectors represented by the universe of venture capital backed private companies.
The index is constructed using the FTSE Business Classification to classify and measure the direct economic exposures of the universe of venture capital backed companies. The index selects U.S. listed large cap equities among the respective sectors and weights the membership according to their market value subject to a 4.5% (ex-cash) weight constraint. Each sector is diversified in the number of securities within each sector and through use of the weight constraint. In this manner, the intent is to reduce idiosyncratic risks and to isolate the systemic risks of each sector. The Fund implements the index membership in both the security and relative target weights. The index, and therefore the Fund, was weighted between 70-75% during the year in favor of the information technology, communication services and financial sectors.  Another 18-20% was allocated to Health Care and Industrials.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to Fund performance included Palantir (up 390% for the year), Netflix (up 69% for the year) and Oracle (up 66% for the year).
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance included Adobe (down 31% for the year), Accenture (down 29% for the year) and United Healthcare (down 39% for the year).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	33.97%	8.11%	19.50%
NASDAQ Composite Index	25.42%	16.07%	18.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,171,909
Total number of portfolio holdings	145
Total advisory fees paid (net)	$1,072,651
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Oracle Corp.	5.2%
Palantir Technologies, Inc. - Class A	4.9%
Alphabet, Inc. - Class A	4.8%
Microsoft Corp.	4.3%
Meta Platforms, Inc. - Class A	4.2%
Netflix, Inc.	4.2%
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0%
International Business Machines Corp.	3.2%
Salesforce, Inc.	2.8%
Asset Allocation
Sector  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS FTSE Venture Capital Return Tracker Fund - Class I

AXS
Dynamic Opportunity Fund
Class I/ADOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$162	1.52%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
The Fund is available in class I shares. For the fiscal year ended September 30, 2025, performance for the I share was 12.95%.
The Fund exceeded the prospectus benchmark Wilshire Liquid Alternative Global Macro Index performance of 0.39%. The Fund trailed the broad-based S&P 500 Index at 17.60%.
WHAT AFFECTED FUND PERFORMANCE?
The Fund is an equity long/short fund with a strategy designed to capture market upside when market conditions are favorable, while preserving capital when the market conditions are unfavorable.  We use a proprietary dynamic hedge model to determine the overall market health and adjust our market exposure accordingly.  The Fund regularly screens stocks seeking out new investment opportunities to enhance the portfolio from a bottom up basis. Our preference is to hold our positions for the longer term.  On the short side, the Fund seeks to identify short ETF candidates that are appropriate hedges to our long portfolio.
TOP PERFORMANCE CONTRIBUTORS
For the fiscal year, the biggest contributors to performance were NVIDIA, Palantir, TSLA, Vertiv Holdings, Spotify, Taiwan Semiconductor and Meta Platforms.
TOP PERFORMANCE DETRACTORS
The biggest detractors to Fund performance consisted of the hedging positions including the ProShares UltraShort S&P 500 ETF, the ProShares UltraShort Nasdaq 500 ETF, AXS Adaptive Plus and the ProShares Short S&P 500 ETF. Among the stock selections, Novo Nordisk and Trade Desk were the largest detractors to Fund performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Dynamic Opportunity Fund (Class I/ADOIX)	12.95%	6.24%	5.73%
S&P 500 Index	17.60%	16.47%	15.30%
Wilshire Liquid Alternative Global Macro Index	0.39%	3.41%	1.59%
S&P 500 (Price) Index	16.07%	14.74%	13.29%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,424,169
Total number of portfolio holdings	39
Total advisory fees paid (net)	$511,598
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings
AXS Adaptive Plus Fund - Class I	17.3%
NVIDIA Corp.	10.5%
Palantir Technologies, Inc. - Class A	6.9%
ProShares UltraPro Short QQQ	5.7%
Tesla, Inc.	5.1%
Apple, Inc.	4.7%
Netflix, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.6%
ProShares Short S&P500	3.5%
Vertiv Holdings Co. - Class A	3.3%

Asset Allocation

Industry  Allocation
Material Fund Changes
Effective January 10, 2025, the Fund's Class A shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/adoix/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/adoix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Dynamic Opportunity Fund - Class I

AXS
Chesapeake Strategy Fund
Class I/EQCHX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class I/EQCHX)	$168	1.85%
Management's Discussion of Fund Performance
SUMMARY OF PERFORMANCE
For the 12-month period ending September 30, 2025, the Chesapeake Strategy Fund's Class A produced negative results of 18.90%, versus the benchmark, SG Trend index performance of negative 2.04%. Three of four sectors the fund invests in were down for the period. Losses were led by the Currency sector as the US dollar reversed its long-term trend of strength versus its global counterparts. The Fixed Income sector also contributed losses as volatility in US rates caused choppy and whipsaw action producing losses. The Commodity sector had mixed results as losses in the energy and grain complexes outweighed gains from the metals, meat and soft markets. The Equity sector produced modest gains as global equity indices were able to offset US market losses due to the sharp reversal and subsequent rebound from the Spring selloff.
TOP PERFORMANCE CONTRIBUTORS
Global Stock Indexes
•              The IBEX index (Spain) and the S&P Canada 60 were the best performing trades in the sector.
Metals
•              Long positions in Gold and Silver were the most profitable commodity holdings for the period.
Livestock
•              Live cattle futures positions were positive contributors for the year.
TOP PERFORMANCE DETRACTORS
Currencies
•              Long dollar positions in the complex were major detractors to performance for the period. They were led by losses in the Swiss Franc, Euro and Swedish Kroner.
Fixed Income
•              The biggest losses in the complex came from positions in the US 10-year and US five-year notes.
Commodities
•              Losses were incurred for the period, led by the Energy complex (crude oil) and the agricultural complex (soy markets).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Chesapeake Strategy Fund (Class I/EQCHX)	-18.90%	3.38%	-0.08%
SG Trend Index	-2.04%	7.71%	3.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,103,443
Total number of portfolio holdings	67
Total advisory fees paid (net)	$174,842
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Material Fund Changes
Effective January 10, 2025, the Fund's Class A and C shares converted into Class I shares.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://www.axsinvestments.com/eqchx/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Chesapeake Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AXS Funds	FYE 9/30/25	FYE 9/30/24
(a)	Audit Fees	$125,400	$132,150
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$15,600	$20,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AXS Funds	FYE 9/30/25	FYE 9/30/24
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	AXS Funds	FYE 9/30/25	FYE 9/30/24
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Adaptive Plus Fund (Class I: AXSPX) AXS Dynamic Opportunity Fund (Class I: ADOIX) AXS Income Opportunities Fund (Class D: OIODX) (Class I: OIOIX)	AXS Tactical Income Fund (Class I: TINIX) AXS FTSE Venture Capital Return Tracker Fund (Class A: LDVAX) (Class C: LDVCX) (Class I: LDVIX AXS Chesapeake Strategy Fund (Class I: EQCHX)

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
AXS Chesapeake Strategy Fund Consolidated Schedule of Investments	14
Statements of Assets and Liabilities	17
AXS Chesapeake Strategy Fund Consolidated Statements of Assets and Liabilities	19
Statements of Operations	20
AXS Chesapeake Strategy Fund Consolidated Statements of Operations	22
Statements of Changes in Net Assets	23
AXS Chesapeake Strategy Fund Consolidated Statements of Changes in Net Assets	28
Statement of Cash Flows	29
Financial Highlights	30
AXS Chesapeake Strategy Fund Consolidated Financial Highlights	38
Notes to Financial Statements	39
AXS Chesapeake Strategy Fund Notes to Consolidated Financial Statements	61
Report of Independent Registered Public Accounting Firm	74
Supplemental Information	76

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Principal Amount		Value
	U.S. TREASURY BILLS — 69.5%
	United States Treasury Bill
$5,000,000	0.000%, 10/9/2025	$4,995,500
10,000,000	0.000%, 12/4/2025	9,930,670
10,000,000	0.000%, 2/5/2026	9,867,620
	TOTAL U.S. TREASURY BILLS
	(Cost $24,786,674)	24,793,790

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.0%
	CALL OPTIONS — 23.0%
6,565	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,249.16, Exercise Price: $0.0001, Notional Amount: $66, Expiration Date: December 15, 2025*,1	8,199,617
	TOTAL CALL OPTIONS
	(Cost $5,702,252)	8,199,617

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $5,702,252)	8,199,617

Number of Shares
	SHORT-TERM INVESTMENTS — 7.8%
2,771,442	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 3.94%[2]	2,771,442
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,771,442)	2,771,442

	TOTAL INVESTMENTS — 100.3%
	(Cost $33,260,368)	35,764,849

	Liabilities in Excess of Other Assets — (0.3)%	(115,170)
	TOTAL NET ASSETS — 100.0%	$35,649,679

*	Non-income producing security.
[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Number
of Shares		Value
	COMMON STOCKS — 66.8%
	ADVERTISING — 0.4%
5,000	Trade Desk, Inc. - Class A*	$245,050

	AEROSPACE/DEFENSE — 1.6%
5,500	FTAI Aviation Ltd.	917,730

	AUTO MANUFACTURERS — 5.1%
6,567	Tesla, Inc.*	2,920,476

	COMMERCIAL SERVICES — 1.7%
2,209	Automatic Data Processing, Inc.	648,342
350	United Rentals, Inc.	334,131
		982,473
	COMPUTERS — 6.4%
10,575	Apple, Inc.	2,692,712
1,557	Crowdstrike Holdings, Inc. - Class A*	763,522
600	Leidos Holdings, Inc.	113,376
1,000	Parsons Corp.*	82,920
		3,652,530
	DIVERSIFIED FINANCIAL SERVICES — 0.9%
2,300	Apollo Global Management, Inc.	306,521
700	Visa, Inc. - Class A	238,966
		545,487
	ENGINEERING & CONSTRUCTION — 2.0%
600	Comfort Systems USA, Inc.	495,108
6,000	Granite Construction, Inc.	657,900
		1,153,008
	HEALTHCARE-PRODUCTS — 1.0%
1,314	Intuitive Surgical, Inc.*	587,660

	INSURANCE — 1.1%
12,000	Equitable Holdings, Inc.	609,360

	INTERNET — 15.9%
5,000	Alphabet, Inc. - Class A	1,215,500
8,500	Amazon.com, Inc.*	1,866,345
2,800	Meta Platforms, Inc. - Class A	2,056,264
1,817	Netflix, Inc.*	2,178,438
3,696	Palo Alto Networks, Inc.*	752,579
1,500	Spotify Technology S.A.*	1,047,000
		9,116,126

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 3.3%
12,500	Vertiv Holdings Co. - Class A	$1,885,750

	METAL FABRICATE/HARDWARE — 0.8%
3,300	Advanced Drainage Systems, Inc.	457,710

	OIL & GAS SERVICES — 0.1%
1,500	Tidewater, Inc.*	79,995

	PHARMACEUTICALS — 0.6%
6,000	Novo Nordisk A/S - ADR	332,940

	SEMICONDUCTORS — 16.0%
6,000	Advanced Micro Devices, Inc.*	970,740
3,006	Broadcom, Inc.	991,710
32,440	NVIDIA Corp.	6,052,655
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,200,947
		9,216,052
	SOFTWARE — 8.9%
1,700	Microsoft Corp.	880,515
21,626	Palantir Technologies, Inc. - Class A*	3,945,015
300	ServiceNow, Inc.*	276,084
		5,101,614
	TELECOMMUNICATIONS — 1.0%
4,000	Arista Networks, Inc.*	582,840
	TOTAL COMMON STOCKS
	(Cost $23,438,260)	38,386,801

	EXCHANGE-TRADED FUNDS — 12.0%
55,000	ProShares Short S&P500	2,032,800
213,447	ProShares UltraPro Short QQQ	3,250,798
110,600	ProShares UltraShort S&P500	1,598,170
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,932,383)	6,881,768

	MUTUAL FUNDS — 17.3%
	EQUITY FUND — 17.3%
888,870	AXS Adaptive Plus Fund - Class I1	9,928,669
	TOTAL MUTUAL FUNDS
	(Cost $10,388,534)	9,928,669

	SHORT-TERM INVESTMENTS — 2.4%
1,078,331	Fidelity Investments Money Market Government Portfolio - Class I, 3.97%[2]	1,078,331

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number
of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
314,940	Goldman Sachs Financial Square Government Fund, 3.72%[2]	$314,940
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,393,271)	1,393,271

	TOTAL INVESTMENTS — 98.5%
	(Cost $44,152,448)	56,590,509
	Other Assets in Excess of Liabilities — 1.5%	833,660
	TOTAL NET ASSETS — 100.0%	$57,424,169

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 101.1%
179,841	Global X Variable Rate Preferred ETF	$4,157,924
107,415	iShares Core U.S. REIT ETF[1]	6,307,409
72,489	iShares Residential and Multisector Real Estate ETF[1]	6,159,390
71,000	Janus Henderson AAA CLO ETF	3,605,380
192,568	Principal Spectrum Preferred Securities Active ETF	3,685,752
417,294	VanEck Mortgage REIT Income ETF	4,494,256
94,381	Virtus InfraCap U.S. Preferred Stock ETF	2,049,012
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $30,543,957)	30,459,123

	SHORT-TERM INVESTMENTS — 2.0%
616,510	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.96%[1,2]	616,510
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $616,510)	616,510

	TOTAL INVESTMENTS — 103.1%
	(Cost $31,160,467)	31,075,633
	Liabilities in Excess of Other Assets — (3.1)%	(937,989)
	TOTAL NET ASSETS — 100.0%	$30,137,644

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trusts

[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of September 30, 2025, the aggregate value of those securities was $7,712,773, representing 25.6% of total net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.3%
36,459	iShares 0-5 Year High Yield Corporate Bond ETF	$1,578,675
56,942	iShares Fallen Angels USD Bond ETF	1,581,849
18,175	iShares Interest Rate Hedged High Yield Bond ETF	1,578,317
28,605	iShares Short Treasury Bond ETF	3,160,566
31,117	Janus Henderson AAA CLO ETF	1,580,121
32,797	Janus Henderson B-BBB CLO ETF	1,579,832
38,011	SPDR Blackstone Senior Loan ETF	1,580,497
17,466	SPDR Bloomberg Convertible Securities ETF	1,580,673
16,114	SPDR Bloomberg High Yield Bond ETF	1,579,011
23,574	Vanguard Emerging Markets Government Bond ETF	1,577,101
18,787	Vanguard Intermediate-Term Corporate Bond ETF	1,580,175
26,322	Vanguard Intermediate-Term Treasury ETF	1,580,110
20,305	Vanguard Long-Term Corporate Bond ETF	1,576,683
27,731	Vanguard Long-Term Treasury ETF	1,576,785
33,613	Vanguard Mortgage-Backed Securities ETF	1,578,466
19,781	Vanguard Short-Term Corporate Bond ETF	1,581,095
31,216	Vanguard Short-Term Inflation-Protected Securities ETF	1,580,466
26,864	Vanguard Short-Term Treasury ETF	1,580,946
70,322	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	1,582,245
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $30,907,188)	31,593,613

	SHORT-TERM INVESTMENTS — 3.5%
1,131,655	Fidelity Investments Money Market Government Portfolio - Class I, 3.97%[1]	1,131,655
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,131,655)	1,131,655

	TOTAL INVESTMENTS — 102.8%
	(Cost $32,038,843)	32,725,268
	Liabilities in Excess of Other Assets — (2.8)%	(903,055)
	TOTAL NET ASSETS — 100.0%	$31,822,213

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS — 97.4%
	AEROSPACE/DEFENSE — 0.9%
1,076	Boeing Co.*	$232,233
1,430	General Electric Co.	430,173
1,788	RTX Corp.	299,186
		961,592
	AGRICULTURE — 0.3%
2,009	Altria Group, Inc.	132,714
1,594	Philip Morris International, Inc.	258,547
		391,261
	AUTO MANUFACTURERS — 0.1%
264	Tesla, Inc.*	117,406

	BANKS — 1.8%
6,682	Bank of America Corp.	344,724
1,727	Citigroup, Inc.	175,291
285	Goldman Sachs Group, Inc.	226,960
2,701	JPMorgan Chase & Co.	851,976
1,200	Morgan Stanley	190,752
2,996	Wells Fargo & Co.	251,125
		2,040,828
	BEVERAGES — 0.5%
4,953	Coca-Cola Co.	328,483
886	Monster Beverage Corp.*	59,637
1,649	PepsiCo, Inc.	231,585
		619,705
	BIOTECHNOLOGY — 0.1%
150	Amgen, Inc.	42,330
908	Corteva, Inc.	61,408
		103,738
	BUILDING MATERIALS — 0.1%
81	Martin Marietta Materials, Inc.	51,053
163	Vulcan Materials Co.	50,142
		101,195
	CHEMICALS — 0.5%
277	Air Products and Chemicals, Inc.	75,544
358	Ecolab, Inc.	98,042
661	Linde PLC[1]	313,975
328	Sherwin-Williams Co.	113,573
		601,134

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 1.7%
5,661	Automatic Data Processing, Inc.[2]	$1,661,504
462	S&P Global, Inc.	224,860
		1,886,364
	COMPUTERS — 8.4%
8,801	Accenture PLC - Class A1	2,170,326
4,417	Apple, Inc.[2]	1,124,701
3,668	Crowdstrike Holdings, Inc. - Class A*,2	1,798,714
9,445	Fortinet, Inc.*,2	794,135
12,898	International Business Machines Corp.[2]	3,639,300
		9,527,176
	COSMETICS/PERSONAL CARE — 0.5%
975	Colgate-Palmolive Co.	77,942
2,817	Procter & Gamble Co.	432,832
		510,774
	DISTRIBUTION/WHOLESALE — 0.5%
13,439	Copart, Inc.*	604,352

	DIVERSIFIED FINANCIAL SERVICES — 9.2%
528	American Express Co.	175,381
3,111	Coinbase Global, Inc. - Class A*	1,049,931
7,985	Mastercard, Inc. - Class A2	4,541,948
13,513	Visa, Inc. - Class A2	4,613,068
		10,380,328
	ELECTRIC — 0.0%
273	NextEra Energy, Inc.	20,609
144	Southern Co.	13,647
		34,256
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
591	Eaton Corp. PLC[1]	221,182

	ELECTRONICS — 0.2%
980	Honeywell International, Inc.	206,290

	FOOD — 0.1%
718	Kroger Co.	48,400
1,554	Mondelez International, Inc. - Class A	97,079
		145,479
	HEALTHCARE-PRODUCTS — 3.6%
5,197	Abbott Laboratories	696,086

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
854	Agilent Technologies, Inc.	$109,611
4,059	Boston Scientific Corp.*	396,280
2,121	Danaher Corp.	420,509
1,762	Edwards Lifesciences Corp.*	137,031
1,168	GE HealthCare Technologies, Inc.	87,717
238	IDEXX Laboratories, Inc.*	152,056
1,074	Intuitive Surgical, Inc.*	480,325
3,843	Medtronic PLC[1]	366,007
426	Natera, Inc.*	68,573
435	ResMed, Inc.	119,073
291	STERIS PLC[1]	72,005
1,144	Stryker Corp.	422,902
1,191	Thermo Fisher Scientific, Inc.	577,659
		4,105,834
	HEALTHCARE-SERVICES — 1.6%
855	Cigna Group	246,454
678	Elevance Health, Inc.	219,075
559	HCA Healthcare, Inc.	238,246
359	Humana, Inc.	93,401
251	Labcorp Holdings, Inc.	72,052
2,741	UnitedHealth Group, Inc.[2]	946,467
		1,815,695
	INSURANCE — 1.2%
2,586	Berkshire Hathaway, Inc. - Class B*,2	1,300,086

	INTERNET — 26.7%
6,406	Airbnb, Inc. - Class A*	777,817
22,327	Alphabet, Inc. - Class A2	5,427,694
913	Amazon.com, Inc.*	200,468
4,302	AppLovin Corp. - Class A*	3,091,159
5,369	DoorDash, Inc. - Class A*	1,460,314
6,552	eBay, Inc.	595,904
638	MercadoLibre, Inc.*	1,490,968
6,435	Meta Platforms, Inc. - Class A2	4,725,735
3,934	Netflix, Inc.*,2	4,716,551
9,309	Palo Alto Networks, Inc.*,2	1,895,499
10,796	Robinhood Markets, Inc. - Class A*	1,545,771
2,120	Spotify Technology S.A.*,1	1,479,760
29,091	Uber Technologies, Inc.*,2	2,850,045
		30,257,685
	IRON/STEEL — 0.0%
271	Nucor Corp.	36,702

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.3%
684	Caterpillar, Inc.	$326,370
33	GE Vernova, Inc.	20,292
		346,662
	MACHINERY-DIVERSIFIED — 0.2%
372	Deere & Co.	170,101

	MEDIA — 0.1%
67	Charter Communications, Inc. - Class A*	18,432
2,420	Comcast Corp. - Class A	76,036
		94,468
	MINING — 0.2%
1,911	Freeport-McMoRan, Inc.	74,949
1,484	Newmont Corp.	125,116
		200,065
	OIL & GAS — 0.7%
1,350	Chevron Corp.	209,641
981	ConocoPhillips	92,793
368	EOG Resources, Inc.	41,260
3,400	Exxon Mobil Corp.	383,350
244	Marathon Petroleum Corp.	47,029
320	Phillips 66	43,526
		817,599
	PHARMACEUTICALS — 1.0%
492	AbbVie, Inc.	113,918
861	Becton Dickinson & Co.	161,153
544	Cencora, Inc.	170,016
3,977	CVS Health Corp.	299,826
1,162	Dexcom, Inc.*	78,191
234	Eli Lilly & Co.	178,542
671	Johnson & Johnson	124,417
697	Merck & Co., Inc.	58,499
		1,184,562
	PIPELINES — 0.2%
185	Cheniere Energy, Inc.	43,471
1,521	Kinder Morgan, Inc.	43,060
484	ONEOK, Inc.	35,317
946	Williams Cos., Inc.	59,929
		181,777

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 0.4%
5,867	CoStar Group, Inc.*	$494,999

	RETAIL — 0.6%
39	Costco Wholesale Corp.	36,099
93	Home Depot, Inc.	37,683
5,577	Walmart, Inc.	574,766
		648,548
	SEMICONDUCTORS — 1.8%
451	Advanced Micro Devices, Inc.*	72,967
224	Applied Materials, Inc.	45,862
1,312	Broadcom, Inc.	432,842
311	Micron Technology, Inc.	52,037
7,166	NVIDIA Corp.	1,337,032
305	QUALCOMM, Inc.	50,740
251	Texas Instruments, Inc.	46,116
		2,037,596
	SOFTWARE — 33.1%
5,929	Adobe, Inc.*,2	2,091,455
2,995	Autodesk, Inc.*,2	951,422
3,816	Cadence Design Systems, Inc.*,2	1,340,408
3,559	Cloudflare, Inc. - Class A*	763,726
4,695	Datadog, Inc. - Class A*	668,568
6,977	Fidelity National Information Services, Inc.[2]	460,063
3,930	Intuit, Inc.[2]	2,683,836
9,381	Microsoft Corp.[2]	4,858,889
21,021	Oracle Corp.[2]	5,911,946
30,334	Palantir Technologies, Inc. - Class A*	5,533,528
8,610	ROBLOX Corp. - Class A*	1,192,657
1,493	Roper Technologies, Inc.[2]	744,544
13,510	Salesforce, Inc.[2]	3,201,870
2,897	ServiceNow, Inc.*,2	2,666,051
4,944	Snowflake, Inc.*,2	1,115,119
3,413	Strategy, Inc.*	1,099,703
2,571	Synopsys, Inc.*,2	1,268,506
472	Veeva Systems, Inc. - Class A*	140,614
3,021	Workday, Inc. - Class A*,2	727,245
		37,420,150
	TELECOMMUNICATIONS — 0.4%
314	Arista Networks, Inc.*	45,753
127	AST SpaceMobile, Inc.*	6,233
4,374	AT&T, Inc.	123,522
1,109	Cisco Systems, Inc.	75,878

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
80	EchoStar Corp. - Class A*	$6,109
141	Frontier Communications Parent, Inc.*	5,266
546	Lumen Technologies, Inc.*	3,341
67	Millicom International Cellular S.A.[1]	3,252
300	T-Mobile US, Inc.	71,814
2,565	Verizon Communications, Inc.	112,732
		453,900
	TRANSPORTATION — 0.2%
902	Union Pacific Corp.	213,206
	TOTAL COMMON STOCKS
	(Cost $68,842,426)	110,232,695

Principal Amount
	SHORT-TERM INVESTMENTS — 0.5%
$538,580	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.55%[3]	538,580
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $538,580)	538,580

	TOTAL INVESTMENTS — 97.9%
	(Cost $69,381,006)	110,771,275

	Other Assets in Excess of Liabilities — 2.1%	2,400,634
	TOTAL NET ASSETS — 100.0%	$113,171,909

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of September 30, 2025, the aggregate value of those securities was $33,786,461, representing 29.9% of total net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	10/2/25	$106,359,989	$11,894	$511,926
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	10/2/25	46,442,745	2,854	2,068,337
TOTAL EQUITY SWAP CONTRACTS								$2,580,263

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 68.15% and (67.45)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of			Percentage of Equity
Shares	Description	Value	Swap’s Notional Amount
8,885	Oracle Corp.	$2,498,817	5.38%
12,821	Palantir Technologies, Inc. - Class A	2,338,807	5.04%
9,436	Alphabet, Inc. - Class A	2,293,892	4.94%
3,965	Microsoft Corp.	2,053,672	4.42%
2,720	Meta Platforms, Inc. - Class A	1,997,514	4.30%
1,663	Netflix, Inc.	1,993,804	4.29%
5,712	Visa, Inc. - Class A	1,949,963	4.20%
3,375	Mastercard, Inc. - Class A	1,919,734	4.13%
5,452	International Business Machines Corp.	1,538,336	3.31%
5,711	Salesforce, Inc.	1,353,507	2.91%
1,818	AppLovin Corp. - Class A	1,306,306	2.81%
12,296	Uber Technologies, Inc.	1,204,639	2.59%
1,662	Intuit, Inc.	1,134,996	2.44%
1,224	ServiceNow, Inc.	1,126,423	2.43%
3,720	Accenture PLC - Class A	917,352	1.98%
2,506	Adobe, Inc.	883,992	1.90%
3,934	Palo Alto Networks, Inc.	801,041	1.72%
1,551	Crowdstrike Holdings, Inc. - Class A	760,579	1.64%
2,392	Automatic Data Processing, Inc.	702,052	1.51%
4,563	Robinhood Markets, Inc. - Class A	653,330	1.41%
270	MercadoLibre, Inc.	630,974	1.36%
896	Spotify Technology S.A.	625,408	1.35%
2,269	DoorDash, Inc. - Class A	617,145	1.33%
1,613	Cadence Design Systems, Inc.	566,582	1.22%
3,028	NVIDIA Corp.	564,964	1.22%
1,093	Berkshire Hathaway, Inc. - Class B	549,495	1.18%
1,087	Synopsys, Inc.	536,315	1.15%
3,640	ROBLOX Corp. - Class A	504,213	1.09%
1,866	Apple, Inc.	475,140	1.02%
2,090	Snowflake, Inc.	471,400	1.02%
1,443	Strategy, Inc.	464,949	1.00%
1,314	Coinbase Global, Inc. - Class A	443,462	0.95%
1,266	Autodesk, Inc.	402,170	0.87%
1,158	UnitedHealth Group, Inc.	399,857	0.86%
1,141	JPMorgan Chase & Co.	359,906	0.77%
3,992	Fortinet, Inc.	335,647	0.72%
2,708	Airbnb, Inc. - Class A	328,805	0.71%
1,504	Cloudflare, Inc. - Class A	322,743	0.69%
631	Roper Technologies, Inc.	314,673	0.68%
1,277	Workday, Inc. - Class A	307,412	0.66%
2,197	Abbott Laboratories	294,266	0.63%
1,984	Datadog, Inc. - Class A	282,522	0.61%
5,680	Copart, Inc.	255,430	0.55%
2,769	eBay, Inc.	251,841	0.54%
503	Thermo Fisher Scientific, Inc.	243,965	0.53%
2,357	Walmart, Inc.	242,912	0.52%
2,480	CoStar Group, Inc.	209,238	0.45%
454	Intuitive Surgical, Inc.	203,042	0.44%
2,948	Fidelity National Information Services, Inc.	194,391	0.42%
555	Broadcom, Inc.	183,100	0.39%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2025

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 81.3%
$11,820,688	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,820,688
2,086,950	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.55%[1]	2,086,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,907,638)	13,907,638

	TOTAL INVESTMENTS — 81.3%
	(Cost $13,907,638)	13,907,638
	Other Assets in Excess of Liabilities — 18.7%	3,195,805
	TOTAL NET ASSETS — 100.0%	$17,103,443

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Soybean Oil[1]	December 2025	12	356,328	$(21,230)
CME Lean Hogs[1]	December 2025	4	141,960	(416)
CME Live Cattle[1]	December 2025	12	1,126,920	12,780
COMEX Copper[1]	December 2025	3	364,238	25,200
COMEX Gold[1]	December 2025	4	1,549,280	199,280
COMEX Silver[1]	December 2025	4	932,800	156,300
Euronext Rapeseed[1]	November 2025	12	328,131	(8,100)
ICE Carbon Emissions[1]	December 2025	3	266,588	(1,867)
ICE Gas Oil[1]	November 2025	8	549,600	(8,000)
LME Tin[1]	December 2025	3	532,500	13,342
MDE Crude Palm Oil[1]	December 2025	23	594,818	(12,297)
NYBOT CSC Coffee ‘C’[1]	December 2025	1	140,569	(14,137)
NYMEX NY Harbor ULSD[1]	November 2025	6	585,673	(7,736)
NYMEX Palladium[1]	December 2025	2	257,480	36,560
NYMEX Platinum[1]	January 2026	6	481,710	964
SAFEX Sunflower Seed[1]	December 2025	9	268,287	(12,464)
SGX Iron Ore CFR China 62% FE Fines[1]	October 2025	52	539,240	(7,150)
WCE Canola [1]	November 2025	10	86,929	(19,343)

Currency Futures
CME Australian Dollar	December 2025	7	463,540	(2,065)
CME Brazil Real	November 2025	156	2,910,180	1,560
CME British Pound	December 2025	22	1,849,513	(17,737)
CME Euro	December 2025	21	3,095,400	(4,174)
CME Mexican Peso	December 2025	139	3,761,340	45,175
CME Swiss Franc	December 2025	7	1,108,888	(3,325)

Index Futures
CBOT E-Mini Dow Jones Industrial Average	December 2025	1	233,445	2,480
CME E-Mini NASDAQ 100	December 2025	2	996,070	13,970
CME E-Mini Russell 2000 Index	December 2025	1	122,775	1,968
CME E-Mini S&P 500	December 2025	3	1,010,813	8,929
Eurex DAX	December 2025	1	704,465	12,297
FTSE 100	December 2025	14	1,770,467	28,147
FTSE/MIB	December 2025	4	997,395	1,386
ICE US Mini MSCI EAFE	December 2025	7	974,855	(1,295)
ICE US MSCI Emerging Markets EM	December 2025	16	1,087,760	6,880
MEFF Madrid IBEX 35	October 2025	12	2,183,983	40,446
Montreal Exchange S&P/TSX 60	December 2025	23	5,856,704	105,704
SFE S&P ASX Share Price Index 200	December 2025	6	880,141	(596)
SGX FTSE China A50	October 2025	33	498,795	(2,805)
SGX Nikkei 225	December 2025	3	455,269	18,896

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	December 2025	24	2,700,000	(22,125)
CBOT 2-Year U.S. Treasury Note	December 2025	16	3,334,375	(625)
CBOT 5-Year U.S. Treasury Note	December 2025	31	3,385,055	(14,406)
Eurex BTP Italian	December 2025	18	2,531,533	10,143
ICF 3MO EURO EURIBOR	June 2026	75	21,570,968	(45,272)
Total Long Contracts			73,586,780	515,242

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Short Contracts
Commodity Futures
CBOT Corn[1]	December 2025	(23)	(477,825)	16,744
CBOT Oats[1]	December 2025	(26)	(399,750)	26,150
CBOT Rough Rice[1]	November 2025	(30)	(669,900)	59,100
CBOT Soybean[1]	November 2025	(11)	(550,962)	38,913
CBOT Wheat[1]	December 2025	(14)	(355,600)	9,325
CME Class III Milk[1]	November 2025	(12)	(405,840)	(11,606)
LME Lead[1]	December 2025	(11)	(545,042)	4,389
LME Nickel[1]	July 2025	(4)	(365,050)	(958)
LME Zinc[1]	December 2025	(1)	(74,229)	(728)
NYB Orange Juice[1]	November 2025	(3)	(109,598)	(1,215)
NYBOT CSC Cotton #2[1]	December 2025	(12)	(394,620)	12,420
NYBOT CSC Sugar #11[1]	March 2026	(25)	(464,800)	(18,480)
NYMEX Natural Gas[1]	November 2025	(6)	(198,180)	(11,040)
NYMEX RBOB Gasoline[1]	November 2025	(7)	(565,156)	6,321

Currency Futures
CME Indian Rupee	October 2025	(84)	(4,718,700)	(344)
CME Japanese Yen	December 2025	(3)	(255,525)	(2,662)
CME Swedish Krona	December 2025	(16)	(1,591,851)	(12,075)

Interest Rate Futures
CBOT U.S. Long Bond	December 2025	(17)	(1,982,094)	(50,469)
CBOT U.S. Ultra Long-Term Treasury Bond	December 2025	(12)	(1,440,750)	(49,313)
Eurex 10 Year Euro BUND	December 2025	(32)	(4,828,353)	(4,508)
Eurex 30 Year Euro BUXL	December 2025	(12)	(1,612,205)	(18,878)
ICF Long Gilt	December 2025	(25)	(3,052,830)	(12,103)
Total Short Contracts			(25,058,860)	(21,017)

TOTAL FUTURES CONTRACTS			48,527,920	$494,225

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2025

	Adaptive	Dynamic Opportunity	Income Opportunities
	Plus Fund	Fund	Fund
Assets:
Investments, at value (cost $27,558,116, $33,763,914 and $31,160,467, respectively)	$27,565,232	$46,661,840	$31,075,633
Investments in affiliated issuers, at value (cost $0, $10,388,534 and $0, respectively)	-	9,928,669	-
Unrealized appreciation on open swap contracts	-	-	-
Purchased options contracts, at value (cost $5,702,252, $0 and $0, respectively)	8,199,617	-	-
Variation margin on swap contracts	-	-	-
Cash	-	361,936	4,389
Cash deposited with brokers	-	601,039	-
Receivables:
Fund shares sold	223	-	5,941
Dividends and interest	10,758	10,510	1,013
Reclaims receivable	-	2,582	-
Prepaid expenses and other assets	8,072	13,432	17,874
Total assets	35,783,902	57,580,008	31,104,850

Liabilities:
Payables:
Investment securities purchased	-	-	200
Fund shares redeemed	26,883	21,270	133,464
Advisory fees	36,717	42,738	14,274
Distribution fees - Class A (Note 7)	-	546	-
Distribution fees - Class A & Class C (Note 7)	-	-	-
Distribution fees - Class A & Class D (Note 7)	-	-	6,511
Trustees’ deferred compensation (Note 3)	12,030	12,133	19,705
Auditing fees	18,350	18,850	19,100
Fund accounting and administration fees	13,907	17,322	24,073
Transfer agent fees and expenses	4,941	2,686	7,937
Custody fees	1,531	4,038	3,519
Sub-transfer agent fees and expenses	3,795	20,466	6,702
Shareholder reporting fees	4,008	3,547	5,048
Legal fees	4,629	2,427	15,222
Trustees’ fees and expenses	2,000	2,763	3,289
Chief Compliance Officer fees	2,425	1,330	1,344
Loan payable	-	-	701,192
Interest Expense	-	-	3,127
Accrued other expenses	3,007	5,723	2,499
Total liabilities	134,223	155,839	967,206
Commitments and contingencies (Note 3)
Net Assets	$35,649,679	$57,424,169	$30,137,644

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,846,894	$46,843,728	$82,479,745
Total distributable earnings (accumulated deficit)	2,802,785	10,580,441	(52,342,101)
Net Assets	$35,649,679	$57,424,169	$30,137,644

Maximum Offering Price per Share:
Class D Shares:
Net assets applicable to shares outstanding			$4,024,193
Shares of beneficial interest issued and outstanding			264,489
Redemption price per share			$15.21

Class I Shares:
Net assets applicable to shares outstanding	$35,649,679	$57,424,169	$26,113,451
Shares of beneficial interest issued and outstanding	3,191,225	2,944,799	1,667,402
Redemption price per share[1]	$11.17	$19.50	$15.66

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Adaptive Plus Fund and Income Opportunities Fund do not have redemption fees.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025

	Tactical Income	FTSE Venture Capital
	Fund	Return Tracker Fund
Assets:
Investments, at value (cost $32,038,843 and $69,381,006, respectively)	$32,725,268	$110,771,275
Investments in affiliated issuers, at value (cost $0 and $0, respectively)	-	-
Unrealized appreciation on open swap contracts	-	2,580,263
Purchased options contracts, at value (cost $0 and $0, respectively)	-	-
Variation margin on swap contracts	-	16,594
Cash	16,831	27,350
Cash deposited with brokers	1,214	-
Receivables:
Fund shares sold	2,940,733	5,438
Dividends and interest	1,487	29,610
Reclaims receivable	-	-
Prepaid expenses and other assets	7,655	20,095
Total assets	35,693,188	113,450,625

Liabilities:
Payables:
Investment securities purchased	3,773,800	-
Fund shares redeemed	-	6,150
Advisory fees	21,824	98,596
Distribution fees - Class A (Note 7)	757	-
Distribution fees - Class A & Class C (Note 7)	-	10,103
Distribution fees - Class A & Class D (Note 7)	-	-
Trustees’ deferred compensation (Note 3)	7,471	59,488
Auditing fees	23,125	23,375
Fund accounting and administration fees	11,216	29,218
Transfer agent fees and expenses	2,475	9,488
Custody fees	2,802	7,597
Sub-transfer agent fees and expenses	13,189	11,211
Shareholder reporting fees	4,326	7,414
Legal fees	3,598	5,145
Trustees’ fees and expenses	1,765	2,797
Chief Compliance Officer fees	1,668	3,992
Loan payable	-	-
Interest Expense	-	-
Accrued other expenses	2,959	4,142
Total liabilities	3,870,975	278,716
Commitments and contingencies (Note 3)
Net Assets	$31,822,213	$113,171,909

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$40,344,097	$153,028,085
Total distributable earnings (accumulated deficit)	(8,521,884)	(39,856,176)
Net Assets	$31,822,213	$113,171,909

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding		$30,557,985
Shares of beneficial interest issued and outstanding		993,232
Redemption price per share[2]		$30.77
Maximum sales charge (5.75% of offering price)[3]		1.88
Maximum offering price to public		$32.65

Class C Shares:
Net assets applicable to shares outstanding		$4,657,570
Shares of beneficial interest issued and outstanding		164,193
Redemption price per share[2,4]		$28.37

Class I Shares:
Net assets applicable to shares outstanding	$31,822,213	$77,956,354
Shares of beneficial interest issued and outstanding	3,590,878	2,480,647
Redemption price per share[2]	$8.86	$31.43

[2]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[3]	No sales charge applies on investments of $1 million or more.
[4]	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2025

Assets:
Investments, at value (cost $13,907,638)	$13,907,638
Cash	260,116
Cash deposited with brokers for open futures contracts	2,535,902
Variation margin on futures contracts	494,225
Receivables:
Dividends and interest	7,574
Fund shares sold	1,208
Prepaid expenses and other assets	13,412
Total assets	17,220,075

Liabilities:
Advisory fees	7,675
Distribution fees - Class A and Class C (Note 6)	125
Trustees’ deferred compensation (Note 3)	30,627
Auditing fees	25,950
Fund administration and accounting fees	19,891
Shareholder reporting fees	6,966
Sub-transfer agent fees and expenses	6,214
Transfer agent fees and expenses	4,168
Chief Compliance Officer fees	3,595
Legal fees	3,295
Custody fees	3,152
Trustees’ fees and expenses	2,706
Accrued other expenses	2,268
Total liabilities	116,632
Commitments and contingencies (Note 3)
Net Assets	$17,103,443

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$48,360,494
Total distributable earnings (accumulated deficit)	(31,257,051)
Net Assets	$17,103,443

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$17,103,443
Shares of beneficial interest issued and outstanding	1,912,130
Redemption price per share	$8.94

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Adaptive Plus	Dynamic Opportunity	Income Opportunities
	Fund	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $3,606 and $0, respectively)	$-	$361,365	$2,513,886
Dividends from affiliated issuers	-	185,162	-
Interest	1,491,248	533,383	76,417
Total investment income	1,491,248	1,079,910	2,590,303

Expenses:
Advisory fees	659,035	679,423	429,490
Fund accounting and administration fees	101,328	115,113	87,724
Sub-transfer agent fees and expenses	48,576	52,024	47,677
Registration fees	27,826	37,590	45,384
Transfer agent fees and expenses	21,777	21,178	26,126
Auditing fees	18,680	20,985	22,633
Trustees’ fees and expenses	15,387	18,117	14,324
Legal fees	12,252	10,540	8,282
Custody fees	10,119	13,797	15,563
Chief Compliance Officer fees	9,268	6,764	5,218
Shareholder reporting fees	8,418	11,983	12,694
Miscellaneous	2,839	3,611	6,365
Insurance fees	2,667	3,033	2,637
Distribution fees - Class A (Note 7)	-	1,217	1,603
Distribution fees - Class C (Note 7)	-	-	-
Distribution fees - Class D (Note 7)	-	-	50,566
Interest expense	-	-	247,210
Total expenses	938,172	995,375	1,023,496
Advisory fees recovered (waived)	(63,852)	-	(123,736)
Affiliated fund fee waived (Note 3)	-	(167,825)	-
Net expenses	874,320	827,550	899,760
Net investment income (loss)	616,928	252,360	1,690,543

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12)	1,650,628	(2,726,462)
Purchased options contracts	191,873	-	-
Swap contracts	-	-	-
Net realized gain (loss)	191,861	1,650,628	(2,726,462)
Capital gain distributions from affiliated regulated invesmtent companies	-	203,372	-
Net change in unrealized appreciation/depreciation on:
Investments	(23,204)	4,870,785	(1,742,066)
Investments in affiliated issuers	-	(625,056)	-
Purchased options contracts	(2,731,302)	-	-
Swap contracts	-	-	-
Net change in unrealized appreciation/depreciation	(2,754,506)	4,245,729	(1,742,066)
Net realized and unrealized gain (loss)	(2,562,645)	6,099,729	(4,468,528)
Net Increase (Decrease) in Net Assets from Operations	$(1,945,717)	$6,352,089	$(2,777,985)

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Year Ended September 30, 2025

	Tactical Income	FTSE Venture Capital
	Fund	Return Tracker Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $8, respectively)	$1,559,760	$696,036
Dividends from affiliated issuers	-	-
Interest	51,716	86,980
Total investment income	1,611,476	783,016

Expenses:
Advisory fees	310,908	1,278,107
Fund accounting and administration fees	65,731	189,454
Sub-transfer agent fees and expenses	27,168	61,235
Registration fees	24,838	32,415
Transfer agent fees and expenses	12,247	54,484
Auditing fees	30,105	23,203
Trustees’ fees and expenses	7,541	26,820
Legal fees	5,621	3,055
Custody fees	10,070	39,717
Chief Compliance Officer fees	2,971	11,703
Shareholder reporting fees	9,360	7,515
Miscellaneous	2,440	5,489
Insurance fees	2,017	5,987
Distribution fees - Class A (Note 7)	877	73,405
Distribution fees - Class C (Note 7)	-	42,785
Distribution fees - Class D (Note 7)	-	-
Interest expense	1,945	11,467
Total expenses	513,839	1,866,841
Advisory fees recovered (waived)	-	(205,456)
Affiliated fund fee waived (Note 3)	-	-
Net expenses	513,839	1,661,385
Net investment income (loss)	1,097,637	(878,369)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,894	9,330,156
Purchased options contracts	-	-
Swap contracts	-	8,731,195
Net realized gain (loss)	14,894	18,061,351
Capital gain distributions from regulated invesmtent companies	-	-
Net change in unrealized appreciation/depreciation on:
Investments	(117,992)	12,404,351
Investments in affiliated issuers	-	-
Purchased options contracts	-	-
Swap contracts	-	51,653
Net change in unrealized appreciation/depreciation	(117,992)	12,456,004
Net realized and unrealized gain (loss)	(103,098)	30,517,355
Net Increase (Decrease) in Net Assets from Operations	$994,539	$29,638,986

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended September 30, 2025

Investment Income:
Interest	$334,731
Total investment income	334,731

Expenses:
Advisory fees	361,714
Fund administration and accounting fees	109,148
Registration fees	30,850
Auditing fees	28,260
Sub-transfer agent fees and expenses	25,502
Custody fees	16,344
Legal fees	16,062
Chief Compliance Officer fees	15,785
Transfer agent fees and expenses	14,320
Shareholder reporting fees	11,111
Miscellaneous	9,733
Distribution fees - Class C (Note 6)	8,117
Trustees’ fees and expenses	7,718
Distribution fees - Class A (Note 6)	3,646
Insurance fees	1,821
Total expenses	660,131
Advisory fees waived	(186,872)
Net expenses	473,259
Net investment income (loss)	(138,528)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(4,832,884)
Foreign currency transactions	(100,558)
Net realized gain (loss)	(4,933,442)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(1,038,748)
Foreign currency translations	(46,354)
Net change in unrealized appreciation (depreciation)	(1,085,102)
Net realized and unrealized gain (loss)	(6,018,544)

Net Increase (Decrease) in Net Assets from Operations	$(6,157,072)

See accompanying Notes to Consolidated Financial Statements.

AXS Adaptive Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$616,928	$997,287
Net realized gain (loss) on investments and purchased options contracts	191,861	1,738,190
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	(2,754,506)	5,818,088
Net increase (decrease) in net assets resulting from operations	(1,945,717)	8,553,565

Distributions to Shareholders:
Distributions:
Class I	(2,165,540)	(481,368)
Total distributions to shareholders	(2,165,540)	(481,368)

Capital Transactions:
Net proceeds from shares sold:
Class I	9,883,056	46,459,204
Reinvestment of distributions:
Class I	2,163,039	473,942
Cost of shares redeemed:
Class I	(31,027,569)	(27,646,055)
Net increase (decrease) in net assets from capital transactions	(18,981,474)	19,287,091

Total increase (decrease) in net assets	(23,092,731)	27,359,288

Net Assets:
Beginning of period	58,742,410	31,383,122
End of period	$35,649,679	$58,742,410

Capital Share Transactions:
Shares sold:
Class I	930,644	4,203,149
Shares reinvested:
Class I	188,912	45,659
Shares redeemed:
Class I	(2,868,465)	(2,473,033)
Net increase (decrease) in capital share transactions	(1,748,909)	1,775,775

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$252,360	$36,551
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	1,650,628	8,895,808
Capital gain distributions from affiliated regulated invesmtent companies	203,372	-
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	4,245,729	3,124,054
Net increase from payment by affiliates (Note 3)	-	293
Net increase (decrease) in net assets resulting from operations	6,352,089	12,056,706

Distributions to Shareholders:
Distributions:
Class A	(317,548)	(18,756)
Class I	(10,349,271)	(656,531)
Total distributions to shareholders	(10,666,819)	(675,287)

Capital Transactions:
Net proceeds from shares sold:
Class A1	100	180
Class I	9,990,405 [2]	3,547,138
Reinvestment of distributions:
Class A1	317,324	18,745
Class I	10,233,230	648,830
Cost of shares redeemed:
Class A1,3	(1,758,753)[4]	(453,049)
Class I5	(13,429,927)	(12,946,170)
Net increase (decrease) in net assets from capital transactions	5,352,379	(9,184,326)

Total increase (decrease) in net assets	1,037,649	2,197,093

Net Assets:
Beginning of year	56,386,520	54,189,427
End of year	$57,424,169	$56,386,520

Capital Share Transactions:
Shares sold:
Class A1	5	8
Class I	526,192 [6]	180,312
Shares reinvested:
Class A1	18,417	1,069
Class I	579,786	36,329
Shares redeemed:
Class A1	(102,283)[7]	(24,082)
Class I	(757,532)	(690,584)
Net increase (decrease) in capital share transactions	264,585	(496,948)

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $1,724,334 converted from Class A to Class I.
[3]	Net of redemption fees of $0 and $1, respectively.
[4]	Cost of shares redeemed include $1,724,334 converted from Class A to Class I.
[5]	Net of redemption fees of $2,161 and $1, respectively.
[6]	Shares sold include 98,168 converted from Class A to Class I.
[7]	Shares redeemed include 100,577 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,690,543	$3,111,173
Net realized gain (loss) on investments	(2,726,462)	(413,219)
Net change in unrealized appreciation/depreciation on investments	(1,742,066)	11,721,033
Net increase (decrease) in net assets resulting from operations	(2,777,985)	14,418,987

Distributions to Shareholders:
Distributions:
Class A	(37,483)	(118,749)
Class D	(170,748)	(279,543)
Class I	(1,487,331)	(2,802,982)
Return of Capital:
Class A	-	(37,631)
Class D	(20,460)	(89,977)
Class I	(185,899)	(865,718)
Total distributions to shareholders	(1,901,921)	(4,194,600)

Capital Transactions:
Net proceeds from shares sold:
Class A1	3,871	13,199
Class D	27,635	46,929
Class I	4,107,000 [2]	7,105,953
Reinvestment of distributions:
Class A1	31,342	128,630
Class D	154,435	310,658
Class I	1,512,647	3,365,322
Cost of shares redeemed:
Class A1	(2,233,091)[3]	(525,088)
Class D	(1,915,664)	(741,513)
Class I	(25,281,040)	(29,163,040)
Net increase (decrease) in net assets from capital transactions	(23,592,865)	(19,458,950)

Total increase (decrease) in net assets	(28,272,771)	(9,234,563)

Net Assets:
Beginning of period	58,410,415	67,644,978
End of period	$30,137,644	$58,410,415

Capital Share Transactions:
Shares sold:
Class A1	225	841
Class D	1,780	3,090
Class I	253,531 [4]	453,929
Shares reinvested:
Class A1	1,936	8,068
Class D	10,021	19,950
Class I	95,547	210,657
Shares redeemed:
Class A1	(139,560)[5]	(33,807)
Class D	(125,316)	(48,478)
Class I	(1,584,519)	(1,895,790)
Net increase (decrease) in capital share transactions	(1,486,355)	(1,281,540)

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $2,139,460 converted from Class A to Class I.
[3]	Cost of shares redeemed include $2,139,460 converted from Class A to Class I.
[4]	Shares sold include 133,466 converted from Class A to Class I.
[5]	Shares redeemed include 133,955 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,097,637	$1,717,905
Net realized gain (loss) on investments and securities sold short	14,894	(80,020)
Net change in unrealized appreciation/depreciation on investments	(117,992)	796,787
Net increase (decrease) in net assets resulting from operations	994,539	2,434,672

Distributions to Shareholders:
Distributions:
Class A1	(8,115)	(61,900)
Class I	(1,123,979)	(1,650,436)
Total distributions to shareholders	(1,132,094)	(1,712,336)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	10,473
Class I	7,824,059 [2]	3,839,263
Reinvestment of distributions:
Class A1	8,035	61,461
Class I	1,115,475	1,633,522
Cost of shares redeemed:
Class A1,3	(1,267,719)[4]	(496,229)
Class I5	(9,634,757)	(8,357,870)
Net increase (decrease) in net assets from capital transactions	(1,954,907)	(3,309,380)

Total increase (decrease) in net assets	(2,092,462)	(2,587,044)

Net Assets:
Beginning of period	33,914,675	36,501,719
End of period	$31,822,213	$33,914,675

Capital Share Transactions:
Shares sold:
Class A1	-	1,173
Class I	887,546 [6]	434,536
Shares reinvested:
Class A1	900	6,957
Class I	126,700	186,040
Shares redeemed:
Class A1	(142,741)[7]	(56,235)
Class I	(1,093,842)	(953,419)
Net increase (decrease) in capital share transactions	(221,437)	(380,948)

[1]	Class A shares were converted into Class I Shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $1,240,606 converted from Class A to Class I.
[3]	Net of redemption fees of $0 and $0, respectively.
[4]	Cost of shares redeemed include $1,240,606 converted from Class A to Class I.
[5]	Net of redemption fees of $839 and $5, respectively.
[6]	Shares sold include 141,672 converted from Class A to Class I.
[7]	Shares redeemed include 139,709 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(878,369)	$(875,959)
Net realized gain (loss) on investments and swap contracts	18,061,351	19,463,392
Net change in unrealized appreciation/depreciation on investments and swap contracts	12,456,004	25,838,856
Net increase (decrease) in net assets resulting from operations	29,638,986	44,426,289

Capital Transactions:
Net proceeds from shares sold:
Class A	2,500,783	3,843,379
Class C	212,647	160,900
Class I	10,663,133	16,035,132
Cost of shares redeemed:
Class A1	(10,698,898)	(19,986,271)
Class C2	(874,418)	(1,853,571)
Class I3	(15,160,211)	(50,663,647)
Net increase (decrease) in net assets from capital transactions	(13,356,964)	(52,464,078)

Total increase (decrease) in net assets	16,282,022	(8,037,789)

Net Assets:
Beginning of period	96,889,887	104,927,676
End of period	$113,171,909	$96,889,887

Capital Share Transactions:
Shares sold:
Class A	95,527	191,299
Class C	9,039	8,884
Class I	403,847	782,658
Shares redeemed:
Class A	(411,604)	(968,670)
Class C	(35,887)	(96,698)
Class I	(594,591)	(2,349,496)
Net increase (decrease) in capital share transactions	(533,669)	(2,432,023)

[1]	Net of redemption fee proceeds of $588 and $2,641, respectively.
[2]	Net of redemption fee proceeds of $6 and $151, respectively.
[3]	Net of redemption fee proceeds of $881 and $1,912, respectively.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(138,528)	$307,417
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(4,933,442)	(6,666,398)
Net change in unrealized appreciation/depreciation on futures contracts and foreign currency transactions	(1,085,102)	1,603,384
Net increase (decrease) in net assets resulting from operations	(6,157,072)	(4,755,597)

Distributions to Shareholders:
Distributions:
Class A	(17,203)	(107,448)
Class C	-	(15,294)
Class I	(153,715)	(630,455)
Total distributions to shareholders	(170,918)	(753,197)

Capital Transactions:
Net proceeds from shares sold:
Class A1	4,333	332,022
Class C1	4,000	14,750
Class I	11,911,132 [2]	4,627,108
Reinvestment of distributions:
Class A1	16,322	103,353
Class C1	-	14,482
Class I	136,721	561,805
Cost of shares redeemed:
Class A1	(5,663,219)[3]	(1,654,103)
Class C1	(2,984,906)[4]	(974,709)
Class I	(18,125,324)	(13,525,167)
Net increase (decrease) in net assets from capital transactions	(14,700,941)	(10,500,459)

Total increase (decrease) in net assets	(21,028,931)	(16,009,253)

Net Assets:
Beginning of period	38,132,374	54,141,627
End of period	$17,103,443	$38,132,374

Capital Share Transactions:
Shares sold:
Class A1	408	28,719
Class C1	355	1,198
Class I	1,170,203 [5]	402,016
Shares reinvested:
Class A1	1,525	9,404
Class C1	-	1,240
Class I	12,624	50,522
Shares redeemed:
Class A1	(541,839)[6]	(146,325)
Class C1	(270,326)[7]	(80,252)
Class I	(1,894,309)	(1,175,648)
Net increase (decrease) in capital share transactions	(1,521,359)	(909,126)

[1]	Class A shares and Class C shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $4,757,462 converted from Class A to Class I and $2,672,700 converted from Class C to Class I .
[3]	Cost of shares redeemed include $4,757,462 converted from Class A to Class I.
[4]	Cost of shares redeemed include $2,672,700 converted from Class C to Class I.
[5]	Shares sold include 704,221 converted from Class A and Class C to Class I.
[6]	Shares redeemed include 456,207 converted from Class A to Class I.
[7]	Shares redeemed include 242,385 converted from Class C to Class I.

See accompanying Notes to Consolidated Financial Statements.

AXS Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2025

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(2,777,985)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(68,872,996)
Sales of long-term investments	98,553,549
Return of capital dividends received	340,794
Purchase/Sale of short-term investments, net	1,476,460
(Increase) Decrease in Assets:
Investment securities sold receivable	529,464
Dividends and interest receivables	454,119
Prepaid expenses and other assets	7,637
Increase (Decrease) in Liabilities:
Investment securities purchased payable	(47,017)
Interest expense	(41,174)
Advisory fees payable	(2,348)
Accrued expenses	(21,637)
Net realized (gain)/loss	2,730,292
Net change in unrealized appreciation/depreciation	1,742,066
Net cash provided by (used for) operating activities	34,071,224

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	4,137,153
Cost of shares redeemed	(29,326,586)
Dividends paid to shareholders, net of reinvestments	(203,497)
Loan payable	(8,708,935)
Net cash provided by (used for) financing activities	(34,101,865)

Net Increase (Decrease) in cash	(30,641)

Cash and cash equivalents
Beginning cash balance	35,030
Beginning cash held at broker	-
Total beginning cash and cash equivalents	35,030

Ending cash balance	4,389
Ending cash held at broker	-
Total ending cash and cash equivalents	$4,389
Supplemental disclosure of interest expense paid	$288,384

Non cash financing activities not included herein consist of $1,698,424 of reinvested dividends.

See accompanying Notes to Financial Statements.

AXS Adaptive Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period
				September 15, 2022*
	For the Year Ended September 30,			through
	2025	2024	2023	September 30, 2022
Net asset value, beginning of period	$11.89	$9.92	$10.31	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.23	0.16	- [2]
Net realized and unrealized gain (loss) on investments and purchased options contracts	(0.41)	1.87	(0.52)	0.31
Net increase from payment by affiliates	-	-	- [2,3]	-
Total from investment operations	(0.26)	2.10	(0.36)	0.31

Less Distributions:
From net investment income	(0.22)	(0.13)	(0.03)	-
From net realized gain	(0.24)	-	-	-
Total distributions	(0.46)	(0.13)	(0.03)	-

Net asset value, end of period	$11.17	$11.89	$9.92	$10.31

Total return[4]	(2.33)%	21.42%	(3.51)%	3.10%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,650	$58,742	$31,383	$11,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.14%	2.02%	2.31%	19.43%[6]
After fees waived and expenses absorbed/recovered	1.99%	1.99%	1.99%	1.99%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.26%	2.01%	1.29%	(17.50)%[6]
After fees waived and expenses absorbed/recovered	1.41%	2.04%	1.61%	(0.06)%[6]

Portfolio turnover rate	-%	-%	-%	-%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $389 for an error during processing for the year ended September 30, 2023. The reimbursement had no impact to the Fund’s performance.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

			For the
	For the Year Ended September 30,		Period Ended	For the Year Ended December 31,
	2025	2024	September 30, 2023**	2022	2021	2020
Net asset value, beginning of period	$21.05	$17.07	$16.88	$20.62	$20.92	$17.82
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.01	0.11	(0.08)	(0.20)	(0.26)
Net realized and unrealized gain (loss)	2.23	4.20	0.08	(2.55)	0.39	4.27
Total from investment operations	2.32	4.21	0.19	(2.63)	0.19	4.01

Less Distributions:
From net investment income	(0.02)	(0.23)	-	(1.11)	(0.49)	(0.89)
From net realized gain	(3.85)	-	-	-	-	-
From return of capital	-	-	-	-	- [2]	(0.02)
Total distributions	(3.87)	(0.23)	-	(1.11)	(0.49)	(0.91)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$19.50	$21.05	$17.07	$16.88	$20.62	$20.92

Total return[3]	12.95%	24.93%	1.13%[4]	(12.79)%	0.93%	22.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,424	$54,657	$52,402	$76,514	$101,977	$83,874

Ratio of expenses to average net assets (including dividends from securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.83%	1.87%[5]	1.85%[5,6]	1.80%[5]	1.69%[5]	1.82%[5]
After fees waived and expenses absorbed/recovered	1.52%	1.79%[5]	1.85%[5,6]	1.80%[5]	1.69%[5]	1.82%[5]
Ratio of net investment income (loss) to average net assets (including dividends from securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.16%	(0.01)%	0.83%[6]	(0.42)%	(0.93)%	(1.36)%
After fees waived and expenses absorbed/recovered	0.47%	0.07%	0.83%[6]	(0.42)%	(0.93)%	(1.36)%

Portfolio turnover rate	26%	577%	649%[4]	742%	330%	437%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class I shareholders received Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2020 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded for the year ended September 30, 2024, the expense ratios would have remained unchanged and for the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, the ratios would have been lowered by 0.08%, 0.06%, and 0.10% , respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class D*

Per share operating performance.

For a capital share outstanding throughout each period.

			For the
	For the Year Ended September 30,		Period Ended	For the Year Ended August 31,
	2025	2024	September 30, 2023**	2023	2022	2021
Net asset value, beginning of period	$16.67	$14.06	$14.79	$15.56	$18.66	$15.49
Income from Investment Operations:
Net investment income (loss)[1]	0.46	0.64	0.12	0.37	0.27	0.15
Net realized and unrealized gain (loss)	(1.31)	2.94	(0.61)	(0.16)	(2.40)	4.00
Total from investment operations	(0.85)	3.58	(0.49)	0.21	(2.13)	4.15

Less Distributions:
From net investment income	(0.54)	(0.73)	(0.12)	(0.58)	(0.32)	(0.47)
From return of capital	(0.07)	(0.24)	(0.12)	(0.40)	(0.65)	(0.51)
Total distributions	(0.61)	(0.97)	(0.24)	(0.98)	(0.97)	(0.98)

Net asset value, end of period	$15.21	$16.67	$14.06	$14.79	$15.56	$18.66

Total return[2]	(5.10)%	26.13%	(3.34)%[3]	2.12%	(11.90)%	27.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,024	$6,302	$5,673	$5,936	$7,364	$10,420

Ratio of expenses to average net assets (including dividends from securities short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	3.26%	3.81%	3.70%[5]	3.10%	2.56%	2.40%
After fees waived and expenses absorbed/recovered[4]	2.97%	3.52%	3.20%[5]	2.98%	2.51%	2.43%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.67%	3.90%	9.53%[5]	2.51%	1.49%	0.90%
After fees waived and expenses absorbed/recovered	2.96%	4.19%	10.03%[5]	2.63%	1.54%	0.88%

Portfolio turnover rate	150%	63%	5%[3]	46%	93%	149%

*	Financial information from August 31, 2021 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective September 1, 2023.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 0.57% for the year ended September 30, 2025. For the year ended September 30, 2024, the expense ratios would have been lower by 1.12%. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022 and 2021, the expense ratios would have been lower by 0.58%, 0.17% and 0.09%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

			For the
	For the Year Ended September 30,		Period Ended	For the Year Ended August 31,
	2025	2024	September 30, 2023**	2023	2022	2021
Net asset value, beginning of period	$17.14	$14.43	$15.19	$15.96	$19.08	$15.78
Income from Investment Operations:
Net investment income (loss)[1]	0.64	0.81	0.13	0.53	0.45	0.32
Net realized and unrealized gain (loss)	(1.35)	3.03	(0.62)	(0.18)	(2.46)	4.10
Total from investment operations	(0.71)	3.84	(0.49)	0.35	(2.01)	4.42

Less Distributions:
From net investment income	(0.67)	(0.85)	(0.14)	(0.67)	(0.46)	(0.61)
From return of capital	(0.10)	(0.28)	(0.13)	(0.45)	(0.65)	(0.51)
Total distributions	(0.77)	(1.13)	(0.27)	(1.12)	(1.11)	(1.12)

Net asset value, end of period	$15.66	$17.14	$14.43	$15.19	$15.96	$19.08

Total return[2]	(4.12)%	27.35%	(3.23)%[3]	3.16%	(10.97)%	29.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,113	$49,761	$59,638	$62,787	$120,093	$181,351

Ratio of expenses to average net assets (including dividends from securities short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.26%	2.81%	2.70%[5]	2.10%	1.56%	1.40%
After fees waived and expenses absorbed/recovered[4]	1.97%	2.52%	2.20%[5]	1.98%	1.51%	1.43%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.67%	4.90%	10.53%[5]	3.51%	2.49%	1.88%
After fees waived and expenses absorbed/recovered	3.96%	5.19%	11.03%[5]	3.63%	2.53%	1.85%

Portfolio turnover rate	150%	63%	5%[3]	46%	93%	149%

*	Financial information from August 31, 2021 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective September 1, 2023.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 0.57% for the year ended September 30, 2025. For the year ended September 30, 2024, the expense ratios would have been lower by 1.12%. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022 and 2021, the expense ratios would have been lower by 0.58%, 0.17% and 0.09%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

			For the
	For the Year Ended September 30,		Period Ended	For the Year Ended December 31,
	2025	2024	September 30, 2023 **	2022	2021	2020
Net asset value, beginning of period	$8.89	$8.70	$9.11	$10.12	$10.54	$10.13
Income from Investment Operations:
Net investment income (loss) [1]	0.31	0.46	0.37	0.23	0.42	0.37
Net realized and unrealized gain (loss)	(0.02)	0.19	(0.40)	(1.00)	(0.45)	0.33
Total from investment operations	0.29	0.65	(0.03)	(0.77)	(0.03)	0.70

Less Distributions:
From net investment income	(0.32)	(0.46)	(0.38)	(0.24)	(0.39)	(0.30)
Return of capital	-	-	-	-	- [2]	(0.01)
Total distributions	(0.32)	(0.46)	(0.38)	(0.24)	(0.39)	(0.31)

Redemption fee proceeds [1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.02
Net asset value, end of period	$8.86	$8.89	$8.70	$9.11	$10.12	$10.54

Total return [3]	3.40%	7.68%	(0.35)%[4]	(7.66)%	(0.36)%	7.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,822	$32,643	$34,848	$41,526	$62,146	$43,420

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered [5]	1.65%	1.76%	1.68%[6]	1.58%	1.51%	1.57%
After fees waived and expenses absorbed/recovered [5]	1.65%	1.76%	1.68%[6]	1.58%	1.51%	1.61%[7]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	3.53%	5.21%	5.50%[6]	2.42%	4.04%	3.60%
After fees waived and expenses absorbed/recovered	3.53%	5.21%	5.50%[6]	2.42%	4.04%	3.56%

Portfolio turnover rate	216%	406%	612%[4]	894%	555%	478%

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class I shareholders received Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2020 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived and absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended September 30, 2025. For the year ended September 30, 2024, the period ended September 30, 2023 and the years ended December 31, 2022, 2021, and 2020, the ratios would have been unchanged.
[6]	Annualized.
[7]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.02	$15.77	$11.99	$35.13	$31.14
Income from Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.18)	(0.12)	(0.21)	(0.34)
Net realized and unrealized gain (loss)	8.01	7.43	4.00	(16.26)	9.73
Net increase from payment by affiliates	-	-	-	- [2,3]	- [2,3]
Total from investment operations	7.75	7.25	3.88	(16.47)	9.39

Less Distributions:
From net investment income	-	-	(0.10)	(2.56)	-
From net realized gain	-	-	-	(4.11)	(5.41)
Total distributions	-	-	(0.10)	(6.67)	(5.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$30.77	$23.02	$15.77	$11.99	$35.13

Total return[4]	33.67%	45.97%	32.56%	(57.66)%	33.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,558	$30,142	$32,897	$34,824	$103,229

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.96%[5]	1.97%[5]	1.97%	2.07%	1.85%
After fees waived and expenses absorbed/recovered	1.76%[5]	1.75%[5]	1.75%	1.75%	1.76%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.20)%	(1.10)%	(1.03)%	(1.29)%	(1.11)%
After fees waived and expenses absorbed/recovered	(1.00)%	(0.88)%	(0.81)%	(0.97)%	(1.02)%

Portfolio turnover rate	38%	29%	24%	72%	100%

*	Financial information from October 1, 2020 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $1,532 and $3,927 for error during processing for the years ended September 30, 2022 and 2021, respectively. The reimbursement had no impact to the Fund’s performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended September 30, 2025. For the year ended September 30, 2024, the expense ratios remained unchanged.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.39	$14.76	$11.22	$33.33	$29.98
Income from Investment Operations:
Net investment income (loss)[1]	(0.42)	(0.31)	(0.21)	(0.36)	(0.57)
Net realized and unrealized gain (loss)	7.40	6.94	3.75	(15.28)	9.32
Net increase from payment by affiliates	-	-	-	- [2,3]	- [2,3]
Total from investment operations	6.98	6.63	3.54	(15.64)	8.75

Less Distributions:
From net investment income	-	-	-	(2.36)	-
From net realized gain	-	-	-	(4.11)	(5.41)
Total distributions	-	-	-	(6.47)	(5.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$28.37	$21.39	$14.76	$11.22	$33.33

Total return[4]	32.63%	44.92%	31.55%	(57.99)%	32.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,658	$4,086	$4,115	$4,210	$14,776

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.71%[5]	2.72%[5]	2.72%	2.82%	2.60%
After fees waived and expenses absorbed/recovered	2.51%[5]	2.50%[5]	2.50%	2.50%	2.51%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.95)%	(1.85)%	(1.78)%	(2.04)%	(1.86)%
After fees waived and expenses absorbed/recovered	(1.75)%	(1.63)%	(1.56)%	(1.72)%	(1.77)%

Portfolio turnover rate	38%	29%	24%	72%	100%

*	Financial information from October 1, 2020 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $1,532 and $3,927 for error during processing for the years ended September 30, 2022 and 2021, respectively. The reimbursement had no impact to the Fund’s performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended September 30, 2025. For the year ended September 30, 2024, the expense ratios remained unchanged.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.46	$16.02	$12.20	$35.63	$31.45
Income from Investment Operations:
Net investment income (loss)[1]	(0.20)	(0.13)	(0.08)	(0.16)	(0.26)
Net realized and unrealized gain (loss)	8.17	7.57	4.05	(16.53)	9.84
Net increase from payment by affiliates	-	-	-	- [2,3]	- [2,3]
Total from investment operations	7.97	7.44	3.97	(16.69)	9.58

Less Distributions:
From net investment income	-	-	(0.15)	(2.64)	-
From net realized gain	-	-	-	(4.11)	(5.41)
Total distributions	-	-	(0.15)	(6.75)	(5.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	0.01

Net asset value, end of period	$31.43	$23.46	$16.02	$12.20	$35.63

Total return[4]	33.97%	46.44%	32.80%	(57.56)%	33.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77,956	$62,662	$67,916	$68,761	$257,170

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.71%[5]	1.72%[5]	1.72%	1.82%	1.60%
After fees waived and expenses absorbed/recovered	1.51%[5]	1.50%[5]	1.50%	1.50%	1.51%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.95)%	(0.85)%	(0.78)%	(1.04)%	(0.86)%
After fees waived and expenses absorbed/recovered	(0.75)%	(0.63)%	(0.56)%	(0.72)%	(0.77)%

Portfolio turnover rate	38%	29%	24%	72%	100%

*	Financial information from October 1, 2020 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $1,532 and $3,927 for error during processing for the years ended September 30, 2022 and 2021, respectively. The reimbursement had no impact to the Fund’s performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended September 30, 2025. For the year ended September 30, 2024, the expense ratios remained unchanged.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.09	$12.45	$12.95	$12.34	$9.50
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	0.09	0.16	(0.15)	(0.17)
Net realized and unrealized gain (loss)	(2.03)	(1.25)	(0.47)	2.86	3.01
Total from investment operations	(2.08)	(1.16)	(0.31)	2.71	2.84

Less Distributions:
From net investment income	(0.07)	(0.20)	(0.19)	(2.10)	-
From net realized gain	-	-	-	-	-
Total distributions	(0.07)	(0.20)	(0.19)	(2.10)	-

Net asset value, end of period	$8.94	$11.09	$12.45	$12.95	$12.34

Total return[2]	(18.90)%	(9.32)%	(2.35)%	26.58%	29.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,103	$29,103	$41,683	$45,656	$14,723

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.60%	2.28%	2.29%	2.35%	3.11%
After fees waived and expenses absorbed	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.32)%	0.37%	0.86%	(1.72)%	(2.71)%
After fees waived and expenses absorbed	(0.57)%	0.80%	1.30%	(1.22)%	(1.45)%

Portfolio turnover rate	0%	0%	0%	0%	0%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Note 1 – Organization

AXS Adaptive Plus Fund (the “Adaptive Plus Fund”), AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”), AXS Income Opportunities Fund (the “Income Opportunities Fund”), AXS Tactical Income Fund (the “Tactical Income Fund”) and AXS FTSE Venture Capital Return Tracker Fund (the “FTSE Venture Capital Return Tracker Fund”) (each a “Fund” and collectively the ’‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, other than the Adaptive Plus Fund, is a diversified fund. The Adaptive Plus Fund is a non-diversified fund.

The Adaptive Plus Fund’s investment objective is to seek capital appreciation in rising and falling U.S. equity markets. The Adaptive Plus Fund currently offers one class of shares, Class I. Investor Class Shares are not currently available. The Fund’s Class I shares commenced operations on September 15, 2022.

The Dynamic Opportunity Fund’s investment objective is to seek long-term capital appreciation with a short-term focus on capital preservation. Effective July 1, 2023, the Dynamic Opportunity Fund changed fiscal year and tax year ends from December 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Dynamic Opportunity Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Dynamic Opportunity Fund acquired the assets and assumed the liabilities of the ACM Dynamic Opportunity Fund (the “AXS Dynamic Opportunity Predecessor Fund”), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Dynamic Opportunity Predecessor Fund on May 10, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Dynamic Opportunity Fund assumed the performance and accounting history of the AXS Dynamic Opportunity Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Dynamic Opportunity Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Dynamic Opportunity Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	116,630	$1,881,167
Class I	3,939,339	64,761,951

The net unrealized appreciation of investments transferred was $7,284,210 as of the date of the acquisition.

The Income Opportunities Fund’s investment objective is to seek to maximize current income with potential for modest growth capital. Effective September 1, 2023, the Income Opportunities Fund changed fiscal year end from August 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Income Opportunities Fund commenced investment operations on May 16, 2022 with Class A shares, Class D Shares and Class I shares. Prior to that date, the Income Opportunities Fund acquired the assets and assumed the liabilities of the Orinda Income Opportunities Fund (the “Income Opportunities Predecessor Fund”), a series of the RBB Fund, Inc., which offered three class of shares, Class A, Class D, and Class I shares. On May 6, 2022, beneficial owners of the Income Opportunities Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Income Opportunities Fund. The Plan of Reorganization was approved by the Trust’s Board on January 20, 2022 and by the RBB Fund, Inc. Board on January 20, 2022. The tax-free reorganization was accomplished on May 13, 2022. As a result of the reorganization, the Income Opportunities Fund assumed the performance and accounting history of the Income Opportunities Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Income Opportunities Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Income Opportunities Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	288,994	$4,713,613
Class D	500,841	7,997,228
Class I	7,682,748	125,743,540

The net unrealized depreciation of investments transferred was $14,736,986 as of the date of the acquisition.

The Tactical Income Fund’s investment objective is to seek to generate income, with capital preservation as a secondary objective. Effective July 1, 2023, the Tactical Income Fund changed fiscal and tax year ends from December 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Tactical Income Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Tactical Income Fund acquired the assets and assumed the liabilities of the ACM Tactical Income Fund (the “AXS Tactical Income Predecessor Fund”), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Tactical Income Predecessor Fund on May 5, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Tactical Income Fund assumed the performance and accounting history of the AXS Tactical Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Tactical Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Tactical Income Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	236,949	$2,120,926
Class I	4,507,040	40,364,152

The net unrealized appreciation of investments transferred was $133,691 as of the date of the acquisition.

The FTSE Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The FTSE Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the FTSE Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the ” FTSE Venture Capital Return Tracker Predecessor Fund”), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the FTSE Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the FTSE Venture Capital Return Tracker Fund assumed the performance and accounting history of the FTSE Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the FTSE Venture Capital Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the FTSE Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Equity Swaps (Total Return Swaps)

FTSE Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Fund enter into a “long” equity swap, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Fund will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Fund’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Fund on the notional amount. Alternatively, when the Fund enter into a “short” equity swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular referenced security or securities short, less the dividend expense that the Fund would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Fund will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund are contractually obligated to make. If the other party to an equity swap defaults, the Fund’ risk of loss consists of the net amount of payments that the Fund are contractually entitled to receive, if any. The Fund will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Fund’ current obligations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Equity swaps are derivatives and their value can be very volatile. The Fund may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Fund may suffer a loss, which may be substantial. As of September 30, 2025, open swap agreements are shown in the Schedules of Investments.

(e) Real Estate Investment Trusts (“REITs”)

The Income Opportunities Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(f) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(i) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Income Opportunities Fund, which will distribute net investment income quarterly, and the Tactical Income Fund, which will distribute net investment income monthly. Net capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(k) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Investment Advisory Fees
Adaptive Plus Fund	1.50%
Dynamic Opportunity Fund	1.25%
Income Opportunities Fund	1.00%
Tactical Income Fund	1.00%
FTSE Venture Capital Return Tracker Fund	1.25%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the total limit on annual operating expenses of each fund.

These agreements are in effect until January 31, 2026 for the Funds, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual Operating Expenses†
	Class A Shares	Class C Shares	Class D Shares	Class I Shares
Adaptive Plus Fund	-	-	-	1.99%
Dynamic Opportunity Fund	-	-	-	2.15%
Income Opportunities Fund	-	-	2.40%	1.40%
Tactical Income Fund	-	-	-	2.00%
FTSE Venture Capital Return Tracker Fund	1.75%	2.50%	-	1.50%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended September 30, 2025, the Advisor waived a portion of its advisory fees totaling $63,852, $123,736 and $205,456 for the Adaptive Plus Fund, Income Opportunities Fund and FTSE Venture Capital Return Tracker Fund, respectively.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Adaptive Plus Fund	Income Opportunities Fund
August 31, 2026	$-	$117,609
September 30, 2026	68,537	28,256
September 30, 2027	14,184	176,578
September 30, 2028	63,852	123,736
Total	$146,573	$446,179

FTSE Venture Capital Return Tracker Fund
September 30, 2026	$243,172
September 30, 2027	262,693
September 30, 2028	205,456
Total	$711,321

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Dynamic Opportunity Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Adaptive Plus Fund. For the year ended September 30, 2025, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

During the year ended September 30, 2024, a service provider reimbursed the Dynamic Opportunity Fund $293 for losses from an NAV error. This amount is reported on the Dynamic Opportunity Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2025, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended September 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The amount shown as “Fees paid indirectly” on the Statements of Operations is a portion of the Trustees fees paid by the Trust’s Co-Administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended September 30, 2025, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At September 30, 2025, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Adaptive Plus Fund	Dynamic Opportunity Fund	Income Opportunities Fund
Cost of investments	$33,544,271	$47,586,701	$31,177,689

Gross unrealized appreciation	$2,231,871	$15,671,389	$355,497
Gross unrealized depreciation	(11,293)	(6,667,581)	(457,553)
Net unrealized appreciation (depreciation) on investments	$2,220,578	$9,003,808	$(102,056)

	Tactical Income Fund	FTSE Venture Capital Return Tracker Fund
Cost of investments	$32,048,125	$72,144,282

Gross unrealized appreciation	$694,698	$41,953,998
Gross unrealized depreciation	(17,555)	(3,327,005)
Net unrealized appreciation (depreciation) on investments	$677,143	$38,626,993

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

		Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Tactical Income Fund	$(30,834)	$30,834
FTSE Venture Capital Return Tracker Fund	(5,073,342)	5,073,342

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2025 were as follows:

	Adaptive Plus Fund	Dynamic Opportunity Fund	Income Opportunities Fund
Undistributed ordinary income	$405,025	$993,488	$-
Undistributed long-term capital gains	189,211	594,986	-
Tax accumulated earnings	594,236	1,588,474	-

Accumulated capital and other losses	-	-	(52,220,340)
Unrealized appreciation (depreciation) on investments	2,220,578	9,003,808	(102,056)
Unrealized appreciation (depreciation) on payments from affiliates	-	292	-
Unrealized Trustees’ deferred compensation	(12,029)	(12,133)	(19,705)
Total accumulated earnings (deficit)	$2,802,785	$10,580,441	$(52,342,101)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

	Tactical Income Fund	FTSE Venture Capital Return Tracker Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	-

Accumulated capital and other losses	(9,191,557)	(81,003,944)
Unrealized appreciation (depreciation) on investments	677,143	38,626,993
Unrealized appreciation (depreciation) on swap contracts	-	2,580,263
Unrealized Trustees’ deferred compensation	(7,470)	(59,488)
Total accumulated earnings (deficit)	$(8,521,884)	$(39,856,176)

The tax character of the distributions paid during the years ended September 30, 2025 and September 30, 2024, were as follows:

	Adaptive Plus Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,032,022	$481,368
Net long-term capital gains	1,133,518	-
Total distributions paid	$2,165,540	$481,368

	Dynamic Opportunity Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$5,031,485	$675,287
Net long-term capital gains	5,635,334	-
Total distributions paid	$10,666,819	$675,287

	Income Opportunities Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,695,562	$3,201,274
Net long-term capital gains	-	-
Return of capital	206,359	993,326
Total distributions paid	$1,901,921	$4,194,600

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

	Tactical Income Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,132,094	$1,712,336
Net long-term capital gains	-	-
Total distributions paid	$1,132,094	$1,712,336

FTSE Venture Capital Return Tracker Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

As of September 30, 2025, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

Late-Year Ordinary Losses
FTSE Venture Capital Return Tracker Fund	$3,261,189

As of September 30, 2025, the Funds had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
Income Opportunities Fund	$31,280,502	$20,939,838	$52,220,340
Tactical Income Fund	8,581,967	609,590	9,191,557
FTSE Venture Capital Return Tracker Fund	77,742,755	-	77,742,755

Note 5 – Redemption Fee

The Dynamic Opportunity Fund, Tactical Income Fund and FTSE Venture Capital Return Tracker Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Year Ended September 30, 2025	Year Ended September 30, 2024
Dynamic Opportunity Fund	$2,161	$2
Tactical Income Fund	839	5
FTSE Venture Capital Return Tracker Fund	1,475	4,704

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 6 – Investment Transactions

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales
Adaptive Plus Fund	$-	$-
Dynamic Opportunity Fund	21,231,021	10,830,849
Income Opportunities Fund	68,872,996	98,553,549
Tactical Income Fund	65,067,416	63,868,063
FTSE Venture Capital Return Tracker Fund	37,991,244	42,787,835

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares, Class C shares and Class D shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25%, 1.00% and 1.00%, respectively, of average daily net assets. Effective as of the close of business on January 10, 2025, the Class A Shares of Dynamic Opportunity Fund, Tactical Income Fund and Income Opportunities Fund were converted into Class I Shares. Class A shares were subsequently terminated. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended September 30, 2025, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fund-linked options are stated at fair value based on the fair value of the ProfitScore Capital Management, Inc. Regime Adaptive Equity trading program, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Funds’ assets and liabilities carried at fair value:

Adaptive Plus Fund	Level 1	Level 2	Level 3*	Total
Investments
U.S. Treasury Bills	$-	$24,793,790	$-	$24,793,790
Short-Term Investments	2,771,442	-	-	2,771,442
Total Investments	2,771,442	24,793,790	-	27,565,232
Purchased Options Contracts	-	8,199,617	-	8,199,617
Total Investments and Purchased Options Contracts	$2,771,442	$32,993,407	$-	$35,764,849

Dynamic Opportunity Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks[1]	$38,386,801	$-	$-	$38,386,801
Exchange-Traded Funds	6,881,768	-	-	6,881,768
Mutual Funds	9,928,669	-	-	9,928,669
Short-Term Investments	1,393,271	-	-	1,393,271
Total Investments	$56,590,509	$-	$-	$56,590,509

Income Opportunities Fund	Level 1	Level 2**	Level 3**	Total
Investments
Exchange-Traded Funds	$30,459,123	$-	$-	$30,459,123
Short-Term Investments	616,510	-	-	616,510
Total Investments	$31,075,633	$-	$-	$31,075,633

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Tactical Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Exchange-Traded Funds	$31,593,613	$-	$-	$31,593,613
Short-Term Investments	1,131,655	-	-	1,131,655
Total Investments	$32,725,268	$-	$-	$32,725,268

FTSE Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks[1]	$110,232,695	$-	$-	$110,232,695
Short-Term Investments	538,580	-	-	538,580
Total Investments	110,771,275	-	-	110,771,275
Other Financial Instruments***
Swap Contracts	-	2,580,263	-	2,580,263
Total Assets	$110,771,275	$2,580,263	$-	$113,351,538

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 3 securities at period end.
**	The Funds did not hold any Level 2 or 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Adaptive Plus Fund and FTSE Venture Capital Return Tracker Fund invested in options contracts and swap contracts during the year ended September 30, 2025.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2025, by risk category are as follows:

Adaptive Plus Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$8,199,617

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

FTSE Venture Capital Return Tracker Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$2,580,263

The effects of derivative instruments on the Statements of Operations for the year ended September 30, 2025, are as follows:

Adaptive Plus Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$191,873

FTSE Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$8,731,195

Adaptive Plus Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(2,731,302)

FTSE Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$51,653

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The average quarterly volume of derivative instruments held by the Funds during the year ended September 30, 2025, are as follows:

Adaptive Plus Fund
Purchased Options Contracts
Equity contracts	Notional Value	$87

FTSE Venture Capital Return Tracker Fund
Open Swap Contracts – Long
Equity contracts	Notional Value	$152,224,800

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of open swap contracts. As of September 30, 2025, the Funds are subject to a master netting arrangement for the open swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2025:

Adaptive Plus Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Purchased options contracts	Nomura	$8,199,617	$-	$-	$8,199,617

FTSE Venture Capital Return Tracker Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	BNP Paribas	$2,580,263	$-	$-	$2,580,263

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of September 30, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Mutual Funds - 17.3%
AXS Adaptive Plus Fund - Class I	$10,165,191	$388,534	$-	$-	$(625,056)	$9,928,669	$388,534
Total	$10,165,191	$388,534	$-	$-	$(625,056)	$9,928,669	$388,534

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Mutual Funds
AXS Adaptive Plus Fund - Class I	854,937	33,933	-	888,870
Total	854,937	33,933	-	888,870

Note 13 – Borrowing

The Income Opportunities Fund has entered into a borrowing agreement with BNP Paribas. The Fund may borrow amounts up to one-third of the value of its assets. The Income Opportunities Fund is charged interest of the overnight bank funding rate (OBFR) plus 0.40% and 1.30%. Interest expense for the year ended September 30, 2025, is disclosed on the Statements of Operations, if applicable. Credit facility activity for the year ended September 30, 2025, was as follows:

Maximum available credit as of September 30, 2025	$10,368,283
Largest amount outstanding on an individual day	9,509,228
Average daily loan outstanding	4,191,053
Credit facility outstanding as of September 30, 2025	701,192
Average interest rate when in use	5.68%
Interest	$247,210

Note 14 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Adaptive Plus Fund and Dynamic Opportunity Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 15 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 16 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2025, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Adaptive Plus Fund	Charles Schwab & Co.	68.2%
Adaptive Plus Fund	National Financial Services, LLC	30.6%
Dynamic Opportunity Fund	Charles Schwab & Co.	96.6%
Income Opportunities Fund	Charles Schwab & Co.	34.1%
Income Opportunities Fund	Pershing LLC	34.5%
Tactical Income Fund	Charles Schwab & Co.	94.5%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 17 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 18 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2025

Note 1 – Organization

AXS Chesapeake Strategy Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation. Effective as of the close of business on January 10, 2025, Class A shares and Class C shares were converted into Class I shares. Class A shares and Class C shares were subsequently terminated.

The Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	541,044
Class I	7,369,196	78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

On November 3, 2021, based on the recommendation of the Advisor, the Trust’s Board approved the reorganization of the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Fund”) into the Fund. The Board called and held a meeting of shareholders of Aspect Core Fund on December 15, 2021, where shareholders approved the reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Aspect Core Fund (the “Target Fund”) to the Fund and the assumption of the liabilities of the Aspect Core Fund by the Fund. Following the reorganization, the Fund held the assets of the Aspect Core Fund. The reorganization was effective as of the close of business on December 17, 2021. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	83,620	$839,543
Class C	180,850	1,924,244
Class I	295,670	3,001,051

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited (the “Fund’s subsidiary” or “subsidiary”), a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Fund’s subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Fund’s subsidiary is advised by Chesapeake Investment Management LLC (“Chesapeake” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies specified in the Fund’s prospectus and statement of additional information. The Fund’s subsidiary will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Fund’s subsidiary was April 19, 2012. As of September 30, 2025, total assets of the Chesapeake Strategy Fund were $17,220,075 of which $1,488,136, or approximately 8.64%, represented the Fund’s ownership of the shares of the Fund’s subsidiary.

For tax purposes, the Fund’s subsidiary is an exempted Cayman investment company. The Fund’s subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Futures Contracts

The Fund purchases and sells futures contracts to pursue its investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

(d) Forward Foreign Currency Contracts

The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

(e) Short-Term Investments

The Fund invests a significant amount (81.3% of its net assets as of September 30, 2025) in the UMB Bank, Money Market Fiduciary Deposit Investment and UMB Bank, Institutional Banking Money Market II Deposit Investment. The UMB Bank, Money Market Fiduciary Deposit Investment and UMB Bank, Institutional Banking Money Market II Deposit Investment act as a bank deposit for the Fund, providing interest-bearing accounts for short-term investment purposes. These investment vehicles are not publicly traded on open markets.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.45% of the Fund’s average daily net assets. The Advisor has engaged Chesapeake Capital Corporation (“Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund’s overall investment program, and pays Chesapeake from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.85% of the average daily net assets of the Fund’s Class I shares until January 31, 2026, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

The investment management fees include a management fee paid to the advisor by the Fund’s subsidiary at the annual rate of 1.45% of the subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Trust’s Board of Trustees.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

For the year ended September 30, 2025, the Advisor waived a portion of its advisory fees totaling $186,872. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. As of September 30, 2025, the amount of these potentially recoverable expenses was $633,705. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than September 30, of the year stated below:

2026	$252,712
2027	194,121
2028	186,872
Total	$633,705

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2025, are reported on the Consolidated Statement of Operations.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended September 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2025, are reported on the Consolidated Statement of Operations.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 4 – Federal Income Taxes

At September 30, 2025, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$13,907,638

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation/(depreciation)	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
$(36,078)	$36,078

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2025 were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(31,865,819)
Unrealized Appreciation/(Depreciation)	-
Unrealized Appreciation/(Depreciation) - futures contracts	624,052
Unrealized Appreciation/(Depreciation) - forward foreign currency exchange contracts	-
Unrealized Appreciation/(Depreciation) - foreign currency translations	15,343
Unrealized deferred compensation	(30,627)
Total accumulated earnings/(deficit)	$(31,257,051)

The tax character of the distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024, were as follows:

Distributions paid from:	2025	2024
Ordinary income	$170,918	$753,197
Net long-term capital gains	-	-
Total distributions paid	$170,918	$753,197

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

As of September 30, 2025, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

Late-Year Ordinary Losses
$196,654

As of September 30, 2025, the Fund had an accumulated net capital loss carry forward as follows:

Short-term	$13,141,458
Long-term	5,606,049
Total	$18,747,507

During the year ended September 30, 2025, the Chesapeake Strategy Fund utilized non-expiring capital loss carry overs totaling $0 respectively.

Note 5 – Investment Transactions

For the year ended September 30, 2025, the Fund’s purchases and sales of investments, excluding short-term investments and futures contracts, were $0 and $0, respectively.

Note 6 – Distribution Plan

The Trust on behalf the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to, Class A shares and Class C shares, the Plan provided for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Effective as of the close of business on January 10, 2025, the Class A Shares and Class C Shares were converted into Class I Shares. Class A Shares and Class C Shares were subsequently terminated. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended September 30, 2025, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Chesapeake Strategy Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$13,907,638	$-	$-	$13,907,638
Total Investments	13,907,638	-	-	13,907,638
Other Financial Instruments**
Futures Contracts	494,225	-	-	494,225
Total Assets	$14,401,863	$-	$-	$14,401,863

*	The Fund did not hold any Level 2 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the year ended September 30, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2025, by risk category are as follows:

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Assets and Liabilities	Value	Consolidated Statement of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$617,788	Unrealized depreciation on open futures contracts*	$(156,767)
Currency contracts	Unrealized appreciation on open futures contracts*	46,735	Unrealized depreciation on open futures contracts*	(42,382)
Index contracts	Unrealized appreciation on open futures contracts*	241,103	Unrealized depreciation on open futures contracts*	(4,696)
Interest rate contracts	Unrealized appreciation on open futures contracts*	10,143	Unrealized depreciation on open futures contracts*	(217,699)
	Total unrealized appreciation on open futures contracts*	$915,769	Total unrealized depreciation on open futures contracts*	(421,544)
Net unrealized appreciation/(depreciation) on open futures contracts**				$494,225

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.
**	Net unrealized appreciation/(depreciation) on open futures contracts is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the year ended September 30, 2025, are as follows:

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$(710,259)
Currency contracts	(1,537,366)
Index contracts	(273,778)
Interest rate contracts	(2,311,481)
Total	$(4,832,884)

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$(159,340)
Currency contracts	(180,562)
Index contracts	(532,225)
Interest rate contracts	(166,621)
Total	$(1,038,748)

The average quarterly volume of derivative instruments held by the Fund during the year ended September 30, 2025, are as follows:

Chesapeake Strategy Fund
		Long Futures Contracts	Short Futures Contracts
Commodity contracts	Notional Value	$9,183,997	$9,964,450
Currency contracts	Notional Value	9,359,791	19,299,869
Index contracts	Notional Value	27,503,964	807,302
Interest rate contracts	Notional Value	42,023,391	22,349,023

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of September 30, 2025, the Fund is subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2025:

Chesapeake Strategy Fund
			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation/(depreciation) on open futures contracts*	StoneX	$494,225	$-	$-	$494,225

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2025, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
National Financial Services LLC	32.0%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of AXS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AXS Adaptive Plus Fund, AXS Dynamic Opportunity Fund, AXS Income Opportunities Fund, AXS Tactical Income Fund, AXS FTSE Venture Capital Return Tracker Fund, (collectively along with the AXS Chesapeake Strategy Fund, referred to as the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations, the statements of cash flows, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”).

We have also audited the accompanying consolidated statement of assets and liabilities of the AXS Chesapeake Strategy Fund, a series of Investment Managers Series Trust II, including the consolidated schedule of investments, as of September 30, 2025, the related consolidated statement of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below, and the related consolidated notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the financial statements and consolidated financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations, their cash flows, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
AXS Adaptive Plus Fund	For the year ended September 30, 2025	N/A	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and for the period September 15, 2022 (commencement of operations) through September 30, 2022
AXS Dynamic Opportunities Fund and AXS Tactical Income Fund	For the year ended September 30, 2025	N/A	For each of the two years in the period ended September 30, 2025	For each of the two years in the period ended September 30, 2025 and for the nine-month period ended September 30, 2023
AXS Income Opportunities Fund	For the year ended September 30, 2025	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the two years in the period ended September 30, 2025, for the one-month period ended September 30, 2023, and for each of the three years in the period ended August 31, 2023
AXS FTSE Venture Capital Return Tracker Fund	For the year ended September 30, 2025	N/A	For each of the two years in the period ended September 30, 2025	For each of the four years in the period ended September 30, 2025

Fund	Consolidated Statement of Operations	Statement of Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
AXS Chesapeake Strategy Fund	For the year ended September 30, 2025	N/A	For each of the two years in the period ended September 30, 2025	For each of the four years in the period ended September 30, 2025

The Funds’ financial statements and consolidated financial statements, financial highlights and consolidated financial highlights for each of the periods indicated in the table below were audited by other auditors, whose reports dated as indicated in the table below expressed unqualified opinions on those financial statements and consolidated financial statements, financial highlights and consolidated financial highlights.

Fund	Other Auditors Report Date	Financial Highlights
AXS FTSE Venture Capital Return Tracker Fund	November 29, 2021	For the year ended September 30, 2021
AXS Dynamic Opportunities Fund, AXS Tactical Income Fund	March 1, 2023	For each of the three years in the period ended December 31, 2022

Fund	Other Auditors Report Date	Consolidated Financial Highlights
AXS Chesapeake Strategy Fund	November 29, 2021	For the year ended September 30, 2021

Basis for Opinion

These financial statements and consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and consolidated financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 28, 2025

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the year ended September 30, 2025, the Income Opportunities Fund, Dynamic Opportunities Fund and Tactical Income Fund had 0.08%, 4.35% and 11.62%, respectively, of dividends paid from net investment income qualified for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the year ended September 30, 2025, the Income Opportunities Fund, Dynamic Opportunities Fund and Tactical Income Fund had 6.48%, 26.93% and 6.88% respectively, of dividends paid from net investment income, including short-term capital gains from the Fund (if any), designated as qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/8/2025